UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08879

SUN CAPITAL ADVISERS TRUST
(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts			02481
(Address of principal executive offices)			(Zip code)

James M.A. Anderson Sun Capital Advisers Trust One Sun Life Executive Park Wellesley Hills, Massachusetts 02481
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(781) 237-6030

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1.    Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended:

SUN CAPITAL ADVISERS TRUSTSM

Semi-Annual Report June 30, 2006

Sun CapitalSM All Cap Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

Sun Capital Real Estate Fund®

SCSM Davis Venture Value Fund

SCSM Oppenheimer Main Street Small Cap Fund

SCSM FI Large Cap Growth Fund

SCSM Blue Chip Mid Cap Fund

Sun Capital Advisers Trust is a mutual fund registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Its investment adviser is Sun Capital Advisers LLC®, a member of the Sun Life Financial group of companies.

MANAGEMENT'S DISCUSSION & ANALYSIS

ALL CAP FUND

The Fund continued to be weighted towards economically sensitive stocks, a strategy we have kept in place since 2003. We have maintained a bias towards large capitalization stocks, ending the second quarter with a roughly 88% weighting in large caps, 3% in mid caps, and 9% in small caps. During the second quarter the large cap weighting increased approximately 400 basis points while the mid cap weighting decreased by roughly 900 basis points. The small cap weighting was increased by 500 basis points to a 9% weighting. The increased weighting in large cap and small cap holdings was due to relatively cheaper valuations we saw in those areas. The top performers for the second quarter were large caps Comcast Corp., United Technologies Corp., Dominion Resources, Inc., and the Walt Disney Co., and mid cap Alberto-Culver Co. The poorest performers for the quarter were large caps EMC Corp., eBay, Inc. and QUALCOMM, Inc., mid cap JDS Uniphase Corp., and small cap MRV Communications, Inc.

US equity market results were mixed for the first half of 2006 with the S&P 500 Index rising 2.71% and the NASDAQ falling 1.08%. Interest rates rose during the first 6 months, with the yield on the 10-year US Treasury bond rising 75 basis points to yield 5.14% at the end of Q2 from 4.39% at the end of Q4 2005. In addition to the increase in the 10-year yield, short term interest rates rose 100 basis points following 4 consecutive 25 basis point increases by the Fed during 2006, ending Q2 at 5.25% versus 4.25% at year-end 2005. Since it began in June 2004, the Fed has increased short term rates 17 times in a row for a total of 425 basis points. Oil prices rose over 16% during the first half to $73.93 per barrel. Despite the rise in interest rates and energy, GDP is expected to grow at an annualized rate of 3.0% in the second quarter, though slower than the 5.6% rate reported in the first quarter. S&P500 earnings are expected to increase 11.1% in Q2, at a lower rate that the 13.9% reported in Q2, and be up 9% in 2006 vs. up 14% in 2005.

During the quarter, we continued to manage the portfolio to take advantage opportunities in various sectors. The Fund ended the quarter with an overweight in Technology, market weight in Telecommunications, and underweights in Consumer Discretionary, Consumer Staples, Energy, Financials and Industrials.

The outlook for equities in 2006 continues to be positive. Financial headwinds entering 2006 continue to be fears of further Fed increases in short term rates, the high price of oil, and a potential acceleration of inflation. At the end of Q2, the S&P 500 Index stood at 1270.20, having an earnings yield of 6.56% (on 2006 estimates), in contrast to the 10 year US Treasury bond yield of 5.14%. With an earnings yield at a 142 basis points spread over the 10-year treasury, along with the prospect of higher earnings in 2006, we believe stocks remain a better value than fixed income.

ALL CAP FUND

TOP TEN EQUITY HOLDINGS

At June 30, 2006

% of Net Assets
S&P 500 SPDR Trust Series 1	5.5%
MRV Communications, Inc.	4.1
General Electric Co.	4.0
Verizon Communications, Inc.	3.2
Exxon Mobil Corp.	2.9
Finisar Corp.	1.9
Citigroup, Inc.	1.9
Chevron Corp.	1.8
Juniper Networks, Inc.	1.7
BP PLC	1.7

INDUSTRY WEIGHTINGS

At June 30, 2006

% of Net Assets
Telecommunications Equipment	8.5%
Financial Services	7.3
Oil & Gas – Exploration & Production	6.4
Diversified Manufacturing	5.7
Exchange Traded Fund	5.5
Banks	4.6
Retail	4.5
Computers & Business Equipment	4.2
Drugs	3.9
Food, Beverages & Tobacco	3.7
Medical Products	3.6
Insurance	3.3
Mutual Funds	3.3
Telecommunications	3.2
Networking	2.7
Aerospace & Defense	2.6
Multimedia	2.5
Consumer Products	2.4
Electrical Equipment	2.4
Finance	1.9
Internet Software & Services	1.8
Pharmaceuticals & Biotechnology	1.8
Health Care Provider & Services	1.7
Chemicals	1.6
Cable TV Services	0.9
Cosmetics & Toiletries	0.9
Oil & Gas	0.9
Semiconductors & Semiconductor Equipment	0.9
Software & Services	0.9
Transportation	0.9
Electric Utilities	0.8
Energy	0.8
Internet & Catalog Retail	0.8
Photo Equipment	0.7
Fiber Optics	0.5
Other assets less liabilities	1.9
Total	100.0%

ALL CAP FUND

Comparison of Change in Value of a $10,000 Investment in the All Cap Fund – Initial Class and the S&P 500 Index

Comparison of Change in Value of a $10,000 Investment in the All Cap Fund – Service Class and the S&P 500 Index

ALL CAP FUND

Total Returns for Periods Ended June 30, 2006**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
All Cap Fund	4.58%	10.48%	14.66%	N/A	9.22%
S&P 500 Index*	2.71%	8.63%	11.21%	N/A	5.93%
Service Class Shares
All Cap Fund	4.39%	10.13%	N/A	N/A	6.74%
S&P 500 Index*	2.71%	8.63%	N/A	N/A	6.83%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor's 500 Index is a market-value weighted index of 500 blue chip stocks and is considered to be a benchmark of the overall stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee and certain other expenses during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the All Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from May 1, 2002 (commencement of operations) to June 30, 2006. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2006.

MANAGEMENT'S DISCUSSION & ANALYSIS

INVESTMENT GRADE BOND FUND

During the first six months of 2006, the Federal Reserve continued on their path of increasing the Fed Funds rate at a 25 basis points (bp) clip per meeting. The overnight bank lending rate was increased at all four Federal Reserve sessions during the year, bringing the rate to 5.25%, an increase of 425bp since the Central Bank began their campaign of tightening monetary policy in June 2004. The Fed has increased the Federal Funds rate by 25bp at 17 straight meetings. When referring to possible further rate increases, the June Fed release actually hinted of a pause in rate increases as to allow the Fed to ascertain the affects of prior interest rate hikes as well as elevated energy costs. Forthcoming actions from the Federal Reserve will be "data dependent" as new Fed Chief Bernanke looks to orchestrate a "soft landing" for the economy. During the six-month period, the 10-year US Treasury yield increased by 75bp to 5.14%, while the 2-year jumped by 82bp to 5.15% as the yield curve remained flat, not inverted. Interest rates moved higher during the first 6-months of 2006 as the market reacted to not only the Fed's statements concerning "additional firming", but also data that indicated that inflation was higher than what the Federal Reserve would be comfortable with.

As a result of the increase in US Treasury yields over the first six months of the year, all sectors of the Lehman Aggregate Index produced negative absolute returns, sans asset-backed securities, which generated a slightly positive return of 0.69%. The Credit and US Treasury sectors were the biggest laggards with returns of (1.55%) and (1.29%), respectively. Commercial mortgage-backed securities (CMBS) returned (0.54%), US Agencies (0.39%) and MBS (0.06%). The best performing sectors of the corporate bond market for the first six months were: airlines, entertainment and consumer cyclical services. Worst performing sectors for the first two quarters of 2006 were textiles, energy-pipelines and energy-independents.

With a significant tightening of US monetary policy, coupled with elevated energy costs, the Federal Reserve, based upon recent releases, apparently believes that "pausing" or not increasing interest rates for the 18th straight time in August would be an appropriate move. The Bernanke led Fed, while focused on containing inflation, is cognizant of the fact that overshooting, or raising rates excessively, could stall an economy that grew at 5.6% during the first quarter, with an expectation for 3–3.5% growth for the remainder of 2006.

Spread sectors continue to offer upside opportunity when contrasted to US Treasuries, which suffer, from among other things, heavy supply (budget deficit) and rising interest rates worldwide. The credit sector benefits from very strong supply/demand technicals, including heavy foreign buying, particularly from Europe and China. Company credit fundamentals are relatively stable, but the possibility of significant shareholder friendly action necessitates superior credit selection. Through June 30, approximately $223 billion of LBOs have been announced, up from $124 billion one year ago, while stock buybacks have totaled $357 billion, up more than 55% over last year. MBS and CMBS securities retain attractive risk adjusted valuations and will continue to be a focus. Portfolio duration, given our interest rate outlook, will continue to remain slightly short the benchmark duration.

INVESTMENT GRADE BOND FUND

TOP TEN BOND ISSUERS

At June 30, 2006

% of Net Assets
Federal National Mortgage Association	27.2%
Federal Home Loan Mortgage	16.1
U.S. Treasury	6.7
Government National Mortgage Association	2.4
Commerical Net Lease Realty	2.2
GMAC Commercial Mortgage Securities, Inc.	1.8
Allegheny Energy Supply Co. LLC	1.5
Peco Energy Transition Trust	1.4
Humana, Inc.	1.4
CD Commercial Mortgage Trust	1.4

PORTFOLIO COMPOSITION

At June 30, 2006

% of Net Assets
U.S. Government Agency Obligations	52.8%
Corporate Debt Obligations	38.1
Commercial Mortgage Backed Securities	9.0
Short Term Investments	1.8
Asset Backed Securities	1.5
Liabilities in excess of other assets	(3.2)
Total	100.0%

Comparison of Change in Value of a $10,000 Investment in the Investment Grade Bond Fund – Initial Class and the Lehman Brothers Aggregate Bond Index

Comparison of Change in Value of a $10,000 Investment in the Investment Grade Bond Fund – Service Class and the Lehman Brothers Aggregate Bond Index

INVESTMENT GRADE BOND FUND

Total Returns for Periods Ended June 30, 2006**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Investment Grade Bond Fund	–0.53%	–0.73%	3.27%	5.14%	5.12%
Lehman Brothers Aggregate Bond Index*	–0.72%	–0.81%	2.05%	4.97%	5.15%
Service Class Shares
Investment Grade Bond Fund	–0.64%	–0.95%	N/A	N/A	2.51%
Lehman Brothers Aggregate Bond Index*	–0.72%	–0.81%	N/A	N/A	2.14%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Lehman Brothers Aggregate Bond Index is composed of securities from the Lehman Brothers Government/Credit Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Investment Grade Bond Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2006. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2006.

MANAGEMENT'S DISCUSSION & ANALYSIS

MONEY MARKET FUND

At June 30, 2006, the Fund – Initial Class Shares had a seven-day yield of 4.65% and an average maturity of 27 days, slightly below the average taxable money market fund as reported in the Money Fund Report, published by iMoneyNet Inc. The portfolio was 94% invested in highly rated commercial paper, 6% in agency discount paper.

During the first half of 2006 money market interest rates, as measured by the three-month Treasury bill, traded in a range between 4.08% and 5.04%. The yield on three-month Treasury bills began the year at the low of 4.08%, rose to 5.04% in late June before ending the second quarter at 4.98%. While market technicals created a range between 20-50 basis points, the 90-day commercial paper yields traded more typically in a range of 25-35 basis points over Treasury bills during the six months. On June 29th the Federal Reserve's monetary-policy committee (FOMC) unanimously voted to raise its target for the Federal Funds rate by 25 basis points to 5.25%. The action marked the 17th consecutive increase since June, 2004, reversing the trend of 13 consecutive reductions which had brought the Federal Funds rate down from 6.5% to a 45-year low of 1%. The committee also approved a 25 basis point hike in the discount rate to 6.25%. The FOMC continues to monitor the risks between growth and inflation. At the conclusion of its June meeting the FOMC gave no clear indication as to the direction rates may take. The committee will continue to be data driven and there is a possibility that the FOMC might consider taking a pause in interest rate hikes at its August meeting.

With the uncertainty of continued Fed tightening at the next meeting, our strategy remains to invest in a high-quality, liquid portfolio with an average maturity below that of the average money market mutual fund.

TOP TEN ISSUERS

At June 30, 2006

% of Net Assets
Federal National Mortgage Association	6.3%
Merrill Lynch & Co., Inc.	4.0
BellSouth Corp.	4.0
Prudential Funding LLC	4.0
Morgan Stanley Dean Witter & Co.	4.0
UBS Finance, Inc.	3.9
Canadian Wheat Board	3.9
Harley Davidson	3.9
Coca-Cola Co.	3.9
AT&T, Inc.	3.9

PORTFOLIO COMPOSITION

At June 30, 2006

% of Net Assets
Commercial Paper	90.3%
U.S. Government Agency Obligations	6.3
Mutual Funds	3.5
Liabilities in excess of other assets	(0.1)
Total	100.0%

MONEY MARKET FUND

Comparison of Change in Value of a $10,000 Investment in the Money Market Fund – Initial Class and the Merrill Lynch 3-Month U.S. Treasury Bill Index

Comparison of Change in Value of a $10,000 Investment in the Money Market Fund – Service Class and the Merrill Lynch 3-Month U.S. Treasury Bill Index

MONEY MARKET FUND

Total Returns for Periods Ended June 30, 2006**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Money Market Fund	2.10%	3.77%	1.94%	1.71%	2.85%
Merrill Lynch 3-month U.S. Treasury Bill Index*	2.19%	3.99%	2.37%	2.25%	3.33%
Service Class Shares
Money Market Fund	1.98%	3.51%	N/A	N/A	3.33%
Merrill Lynch 3-month U.S. Treasury Bill Index*	2.19%	3.99%	N/A	N/A	3.83%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Merrill Lynch three-month U.S. Treasury Bill Index is a one-security index which at the beginning of every month selects for inclusion the U.S. Treasury Bill maturing closest to, but not beyond 91 days from that date. That issue is then held for one month, sold and rolled into the new U.S. Treasury Bill.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Money Market Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2006. Service Class Shares for the period from April 25, 2005 (commencement of operations) to June 30, 2006.

MANAGEMENT'S DISCUSSION & ANALYSIS

REAL ESTATE FUND

The best performing stocks in the portfolio during the last six months were SL Green Realty Corp., Highwoods, AvalonBay Communities, Inc., Archstone-Smith Trust, and BRE Properties, Inc. The worst performing stocks during the same period were New York Community Bancorp, Inc., EastGroup Properties, Inc., Macerich Co., Regency Centers Corp., and I-Star Financial, Inc.

For the last six months, the MSCI US REIT Index was up +13.47%, outperforming the Dow Jones Industrial Average, the S&P 500, and the NASDAQ which were up +5.22%, up +2.71%, and down –1.08%, respectively.

The Fund property type weightings have not changed materially since last quarter, with the exception of a slight increase in the Office property overweight. Overall, the fund remains defensive, yet is focused on owning the best-in-class REITs among the major property types. After the 2nd quarter 2006 came to a close, two strip center REITs announced that they agreed to be acquired. The transactions were notable because they occurred with almost no takeout premium, indicating full valuations. In addition, in both cases, the REITs being taken out clearly lacked the expertise to compete in this modern REIT era. The skills that were lacking in the two REITs, and not-coincidently, the skills we find attractive in our portfolio companies, are property fund management, the ability to create and maintain joint-ventures, distressed retailer investing and lending, and a development pipeline and track record. It is likely that more M&A transactions occur in this fashion in the near future in all property types, as many of the less-sophisticated REITs come to the realization that the modern REIT era has evolved past their capabilities. Determining what the REIT landscape will look like when this cycle is complete is currently our focus.

The average dividend yield for SNL universe of REITs and real estate companies was 4.0% at the end of the 2nd quarter 2006. The Fund finished the quarter with an average dividend yield of 4.3%. The average equity market capitalization for the Fund was $6.9 billion, compared to $2.9 billion for the universe of REIT securities.

TOP TEN EQUITY HOLDINGS

At June 30, 2006

% of Net Assets
BRE Properties, Inc.	5.2%
Macerich Co.	5.1
Alexandria Real Estate Equities, Inc.	5.0
Vornado Realty Trust	4.9
Simon Property Group, Inc.	4.9
Developers Diversified Realty Corp.	4.7
SL Green Realty Corp.	4.7
Archstone-Smith Trust	4.4
Equity Office Properties Trust	4.4
New York Community Bancorp, Inc.	4.1

SECTOR WEIGHTINGS

At June 30, 2006

% of Net Assets
Office	20.6%
Apartments	15.6
Regional Malls	13.1
Shopping Centers	12.0
Diversified	8.3
Warehouse & Industrial	7.0
Hotel & Restaurants	5.5
Banks	4.1
Health Care Equipment & Services	4.0
Financial Services	3.9
Storage	2.8
Mutual Funds	2.8
Other assets less liabilities	0.3
Total	100.0%

REAL ESTATE FUND

Comparison of Change in Value of a $10,000 Investment in the Real Estate Fund – Initial Class and the MSCI U. S. REIT Index

Comparison of Change in Value of a $10,000 Investment in the Real Estate Fund – Service Class and the MSCI U. S. REIT Index

REAL ESTATE FUND

Total Returns for Periods Ended June 30, 2006**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Real Estate Fund	15.27%	22.30%	26.28%	19.90%	17.37%
MSCI US REIT Index*	13.47%	19.65%	26.20%	19.37%	16.51%
Service Class Shares
Real Estate Fund	15.17%	22.01%	N/A	N/A	21.81%
MSCI US REIT Index*	13.47%	19.65%	N/A	N/A	21.56%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees. The MSCI U.S. REIT Index is a total-return index composed of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Real Estate Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2006. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2006.

MANAGEMENT'S DISCUSSION & ANALYSIS

DAVIS VENTURE VALUE FUND (subadvised by Davis Advisors)

During the six month period ended June 30, 2006, the stock market, as measured by the Standard & Poor's 500 Index (the "Index"), increased by 2.71%. U.S. economic activity, as measured by the gross domestic product ("GDP"), increased 2.5% in the second quarter of 2006, after increasing 5.6% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4%, and ended the second quarter at about 5.1%.

Banking companies were the most important contributors to the Fund's performance over the six-month period. The Fund holds a significant investment in these companies and this sector out-performed the Index. HSBC Holdings PLC, Wells Fargo & Co., and Golden West Financial Corp., were among the top contributors to performance. Energy companies and consumer staple companies made important contributions to performance. Two energy companies, Occidental Petroleum Corp. and ConocoPhillips, and one consumer staples company, Costco Wholesale Corp., were among the top contributors to performance. Insurance companies were the most important detractors from the Fund's performance over the six-month period. The Fund holds a significant investment in insurance companies and this sector under-performed the Index. While Loews Corp. was among the Fund's top contributors to performance, American International Group, Inc., The Progressive Corp., and Transatlantic Holdings, Inc. were among the top detractors from performance. Information technology companies and health care companies also detracted from performance. Three information technology companies, Microsoft Corp., Iron Mountain, Inc., and Dell, Inc., and one health care company, HCA, Inc., were among the top detractors from performance.

Individual companies making important contributions to performance included two consumer discretionary companies, Comcast Corp. and News Corp., and JPMorgan Chase & Co., a diversified financial company. Individual companies detracting from performance included Sprint Nextel Corp. (added in March 2006), a telecommunication services company, Sealed Air Corp., a materials company, and Tyco International, Ltd., an industrial company. The Fund had approximately 7% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Fund out-performed the S&P 500 Index over the six-month period.

Consistent with our low-turnover strategy, there are no new names among the Fund's top 13 holdings. ConocoPhillips, which was the Fund's 13th largest holding at the end of last year became the Fund's fourth largest holding due to both price appreciation and the purchase of additional shares.

DAVIS VENTURE VALUE FUND

TOP TEN EQUITY HOLDINGS

At June 30, 2006

% of Net Assets
American Express Co.	4.6%
Altria Group, Inc.	4.5
Costco Wholesale Corp.	4.5
ConocoPhillips	4.2
Tyco International, Ltd.	4.2
JP Morgan Chase & Co.	4.0
American International Group, Inc.	4.0
Berkshire Hathaway, Inc. (Class A)	3.7
Golden West Financial Corp.	3.5
Comcast Corp. (Class A)	3.0

INDUSTRY WEIGHTINGS

At June 30, 2006

% of Net Assets
Insurance	14.8%
Financial Services	13.7
Banking S & L	10.1
Oil & Gas	10.0
Retailing	7.1
Consumer Products & Services	5.7
Diversified Manufacturing	4.2
Broadcasting/Media	3.3
Software	3.3
Food, Beverages & Restaurants	2.7
Multimedia	2.6
Pharmaceuticals	2.3
Energy Sources	2.2
Telecomunications	2.1
Packaging	2.0
Transportation	1.9
Auto Equipment & Services	1.7
Building Materials	1.6
Health Care Facilities	1.6
Cosmetics & Toiletries	1.5
Computers	1.3
Commercial Services	1.2
Repurchase Agreement	0.7
Banks	0.6
Communication Services	0.5
Education Services	0.4
Internet Software & Services	0.3
Publishing	0.3
Diversified Materials & Processing	0.2
Household Durables	0.2
Liabilities in excess of other assets	(0.1)
Total	100.0%

DAVIS VENTURE VALUE FUND

Comparison of Change in Value of a $10,000 Investment in the Davis Venture Value Fund – Initial Class and the S&P 500 Index

Comparison of Change in Value of a $10,000 Investment in the Davis Venture Value Fund – Service Class and the S&P 500 Index

DAVIS VENTURE VALUE FUND

Total Returns for Periods Ended June 30, 2006**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Davis Venture Value Fund	3.03%	11.47%	14.08%	5.99%	3.46%
S&P 500 Index*	2.71%	8.63%	11.21%	2.49%	–1.25%
Service Class Shares
Davis Venture Value Fund	N/A	N/A	N/A	N/A	–1.41%
S&P 500 Index*	N/A	N/A	N/A	N/A	–2.75%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor's 500 Index is a market-value weighted index of 500 blue chip stocks and is considered to be a benchmark of the overall stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee and certain other expenses during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Davis Venture Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2006. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2006.

MANAGEMENT'S DISCUSSION & ANALYSIS

OPPENHEIMER MAIN STREET SMALL CAP FUND (subadvised by OppenheimerFunds, Inc.)

OppenheimerFunds began subadvising the Fund on January 9, 2006, since which time through June 30, 2006, the Fund produced total returns that lagged its benchmark, the Russell 2000 Index.

Although we manage the Fund using a disciplined, quantitative security selection process, and not according to our subjective view of economic trends, it is worth noting that the U.S. economy continued to grow at a relatively steady and robust pace during the reporting period, despite the potentially eroding effects of rising interest rates and surging energy prices.

In its ongoing effort to forestall potential inflationary pressures, the Federal Reserve Board raised the overnight federal funds rate four times during the six-month period, driving it to 5.25% by the reporting period's end. Historically, rising interest rates have dampened investor enthusiasm for small-cap companies because higher borrowing costs may reduce earnings. Recently, higher energy and commodity costs also have threatened to put pressure on small companies' cost structures. However, until the final weeks of the reporting period, investors appeared to shrug off these concerns, and they apparently remained comfortable assuming the risks of smaller, younger companies in the expanding U.S. economy. Consequently, as they have for more than seven years, small-cap stocks generally produced higher returns than large-cap stocks for the six-month period overall.

The market suffered a downturn in May and June 2006, when new economic statistics suggested that inflationary pressures might be mounting and members of the Federal Reserve commented that short-term interest rates might move higher than many investors previously expected. Additional data showed renewed weakness in housing and labor markets, which some investors considered signs of a possible economic slowdown. As a result, investors began to turn away from riskier assets, including small-cap stocks. In our view, the market downturn reflected a healthy correction after a sustained period of rising small-cap stock prices. We believe that periodic downturns help the financial markets relieve the effects of excessive speculation, potentially setting the stage for future rallies.

In this relatively volatile market environment, we continued our disciplined security selection process. Our security selection process identified a number of opportunities among materials and industrials stocks, leading us to establish mildly overweighted positions in those sectors, which fared particularly well in the expanding U.S. and global economies. Conversely, our statistical models found relatively few stocks meeting our criteria in the health care sector, enabling the Fund to participate more lightly than the benchmark in the lagging results it produced. Good performance among the Fund's individual holdings in the financials area, including a number of recently established positions in real estate investment trusts, helped balance the negative effects of an underweighted position in the sector but did not help the overall performance.

Over the course of the six-month period, signals from our quantitative models prompted us to reduce slightly the Fund's holdings in the information technology sector, which nonetheless remained an area of mild emphasis by the reporting period's end. We increased the Fund's exposure to financial stocks from an underweighted position to one that was closer to its level of representation in the benchmark. Finally, we added to the Fund's holdings of industrials and materials companies, which recently have delivered higher earnings and cash flows in the growing U.S. and global economies.

As of the end of the reporting period, our models have produced stronger signals indicating to us that mid-cap stocks generally have become more attractive than micro-cap stocks. Accordingly, we have increased the Fund's average weighted market capitalization. However, as of June 30, 2006, the Fund remained broadly diversified across over 1,000 individual stocks representing all 10 of the benchmark's economic sectors.

OPPENHEIMER MAIN STREET SMALL CAP FUND

TOP TEN EQUITY HOLDINGS

At June 30, 2006

% of Net Assets
Steel Dynamics, Inc.	0.5%
Polycom, Inc.	0.4
Cymer, Inc.	0.4
Veritas DGC, Inc.	0.4
CommScope, Inc.	0.4
Continental Airlines, Inc.	0.4
Payless Shoesource, Inc.	0.4
Transaction Systems Architects, Inc.	0.4
Reliance Steel & Aluminum Co.	0.4
Quanex Corp.	0.4

INDUSTRY WEIGHTINGS

At June 30, 2006

% of Net Assets
Specialty Retail	6.4%
Insurance	4.9
Oil, Gas & Consumable Fuels	4.7
Machinery	4.6
Metals & Mining	4.3
Software	4.1
Energy Equipment & Services	4.0
Commercial Services & Supplies	3.8
Hotels, Restaurants & Leisure	3.7
Semiconductors & Semiconductor Equipment	3.5
Electronic Equipment & Instruments	3.4
Health Care Provider & Services	2.9
Electrical Equipment	2.4
REITs	2.4
Chemicals	2.3
Internet Software & Services	2.3
IT Services	2.2
Thrifts & Mortgage Finance	2.1
Communications Equipment	1.8
Textiles, Apparel & Luxury Goods	1.7
Capital Markets	1.6
Computers & Pheripherals	1.6
Household Durables	1.6
Banks	1.5
Short Term Investment	1.5
Road & Rail	1.4

INDUSTRY WEIGHTINGS (Continued)

At June 30, 2006

% of Net Assets
Trading Companies & Distributors	1.4%
Building Products	1.3
Diversified Consumer Services	1.3
Aerospace & Defense	1.2
Auto Components	1.2
Construction & Engineering	1.2
Food & Staples Retailing	1.2
Health Care Equipment & Supplies	1.2
Pharmaceuticals	1.2
Multiline Retail	1.1
Airlines	0.9
Air Freight & Logistics	0.9
Containers & Packaging	0.9
Consumer Finance	0.8
Food Products	0.8
Gas Utilities	0.8
Life Sciences Tools & Services	0.8
Media	0.7
Diversified Telecommunications Services	0.6
Multi Utilities	0.6
Construction Materials	0.4
Electric Utilities	0.4
Diversified Financial Services	0.3
Health Care Technology	0.3
Leisure Equipment & Products	0.3
Paper & Forest Products	0.3
Wireless Telecommunications Services	0.3
Beverages	0.2
Biotechnology	0.2
Industrial Conglomerates	0.2
Marine	0.2
Personal Products	0.2
Tobacco	0.2
Automobiles	0.1
Household Products	0.1
Independednt Power Producers & Energy Traders	0.1
Internet & Catalog Retail	0.1
Distributors	0.0 *
Liabilities in excess of other assets	(0.7)
Total	100.0%

* Amount represents less than .05% of net assets.

OPPENHEIMER MAIN STREET SMALL CAP FUND

Comparison of Change in Value of a $10,000 Investment in the Oppenheimer Main Street Small Cap Fund – Initial Class, Russell 2000 Index and the Russell 2000 Value Index

Comparison of Change in Value of a $10,000 Investment in the Oppenheimer Main Street Small Cap Fund – Service Class and the Russell 2000 Index

OPPENHEIMER MAIN STREET SMALL CAP FUND

Total Returns for Periods Ended June 30, 2006**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Oppenheimer Main Street Small Cap Fund	6.96%	17.30%	17.66%	8.36%	12.08%
Russell 2000 Index*	8.21%	14.58%	18.70%	8.50%	4.97%
Russell 2000 Value Index*	10.44%	14.61%	21.01%	13.09%	12.70%
Service Class Shares
Oppenheimer Main Street Small Cap Fund	N/A	N/A	N/A	N/A	–5.27%
Russell 2000 Index*	N/A	N/A	N/A	N/A	–5.21%

*Effective with the change in subadviser to OppenheimerFunds, Inc. on January 9, 2006, the benchmark index was changed from the Russell 2000 Value Index to the Russell 2000 Index. The performance data of each index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The Russell 2000 Value Index is an unmanaged, marketweighted total return index that measures the performance of companies within the Russell 2000 Index having lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index includes the 2000 companies with the smallest market capitalizations from the Russell 3000 Index.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Oppenheimer Main Street Small Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2006. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2006.

MANAGEMENT'S DISCUSSION & ANALYSIS

FI LARGE CAP GROWTH FUND (subadvised by Pyramis Global Advisors, LLC)

The U.S. equity markets started strongly in the second quarter of 2006, before a broad market sell-off in early May erased the gains achieved earlier in the year. The Federal Reserve continued raising short-term interest rates to combat inflationary pressures, such as a weak dollar, rising commodity prices, and strong economic growth. Against this backdrop, investors worried about the Fed's ability to stem inflation without sending the domestic economy into a recession by slowing growth too quickly. These fears, coupled with global political uncertainty, caused most major equity indexes to decline in the quarter.

For the two month period ending June 30, 2006, the SC FI Large Cap Growth Fund underperformed the Russell 1000 Growth Index due to adverse stock selection during the period. The Consumer Discretionary, Information Technology, and Industrials sectors finished as the Fund's largest detractors. Consumer Discretionary's negative return was largely attributed to the Household Durables industry, where holdings of national homebuilders, such as Ryland Group, Inc., D.R. Horton, Inc., and KB Home, accounted for the underperformance. Housing inventory increased due to a decline in new orders and a rise in cancellation rates which led to downward revisions to 2006 and 2007 earnings estimates for the homebuilders. The second largest detractor to the Fund was the Information Technology sector, due in large part to the Semiconductors and Computers & Peripherals industries. Share prices within two Semiconductor holdings, NVIDIA Corp. and Conexant Systems (sold on 6/28/06), declined with the broad market as investors worried that an economic slowdown would reduce demand for semiconductors. Additionally, holdings in the Industrials sector proved disappointing, due to weak performance from certain mining-related holdings in the Machinery industry.

In this uncertain economic environment, Large Cap stocks outperformed Small Cap and Mid Cap stocks in the second quarter, reversing the predominant recent trend. Value stocks also tended to outperform Growth stocks. For the quarter, the broad market, as measured by the S&P 500 Index, returned -1.44%, with 6 of the 10 sectors producing negative returns. The S&P 500 outperformed the small-cap Russell 2000 Index by over 3.50%, and outperformed the Russell Mid Cap Index by over 1.00%. The Russell 3000 Value Index outperformed the Russell 3000 Growth Index, reflecting the negative overall performance of Information Technology and Consumer Discretionary stocks, which dominate the Growth Index.

FI LARGE CAP GROWTH FUND

TOP TEN EQUITY HOLDINGS

At June 30, 2006

% of Net Assets
Apple Computer, Inc.	3.5%
Western Digital Corp.	2.9
Gilead Sciences, Inc.	2.9
Aetna, Inc.	2.8
AMR Corp.	2.8
Komag, Inc.	2.8
Joy Global, Inc.	2.7
Manitowoc, Inc.	2.6
Hewlett-Packard Co.	2.6
Best Buy Co., Inc.	2.5

INDUSTRY WEIGHTINGS

At June 30, 2006

% of Net Assets
Computer & Peripherals	14.0%
Biotechnology	7.3
Machinery	7.3
Semiconductors & Semiconductor Equipment	7.3
Health Care Providers & Services	6.5
Specialty Retail	5.4
Household Durables	5.2
Oil, Gas & Consumable Fuels	4.5
Metal & Mining	3.6
Food & Staples Retailing	3.4
Airlines	3.3
Capital Markets	2.6
Insurance	2.6
Repurchase Agreement	2.4
Software	2.3
Tobacco	2.3
Food Products	2.1
Pharmaceuticals	2.1
Road & Rail	2.1
Banks	1.5
Hotels, Restaurants & Leisure	1.5
Thrifts & Mortgage Finance	1.4
Beverages	1.2
Communications Equipment	1.2
Distributors	1.2
Electrical Equipment	1.0
Utilities	1.0
Diversified Telecommunication Services	0.9
Health Care Equipment & Supplies	0.9
Aerospace & Defense	0.8
Industrial Conglomerates	0.6
Internet Software & Services	0.4
Household Products	0.3
Liabilities in excess of other assets	(0.2)
Total	100.0%

FI LARGE CAP GROWTH FUND

Comparison of Change in Value of a $10,000 Investment in the FI Large Cap Growth Fund – Service Class and the Russell 1000 Growth Index

Total Returns for Period Ended June 30, 2006**

Service Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
FI Large Cap Growth Fund	N/A	N/A	N/A	N/A	–7.40%
Russell 1000 Growth Index*	N/A	N/A	N/A	N/A	–4.01%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index securities with higher price-to-book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics. The Russell 1000 Index includes the largest 1000 securities in the Russell 3000 Index, based on market cap. The Russell 3000 Index consists of the 3000 largest and most liquid stocks based and traded in the U.S.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee and certain other expenses during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the FI Large Cap Growth Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

***Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2006.

MANAGEMENT'S DISCUSSION & ANALYSIS

BLUE CHIP MID CAP FUND (subadvised by Wellington Management Co., LLP)

For the six months ended June 30, 2006, strong stock selection within the Consumer Discretionary, Health Care and Materials sectors was not enough to offset the negative impact on relative performance of stock selection within the Information Technology, Financials and Energy sectors. The Fund's overweight position to the poor-performing Consumer Discretionary sector also negatively impacted relative performance.

Among the largest detractors from performance during the period were Consumer Discretionary holdings D.R. Horton, Inc. and Sirius Satellite Radio, Inc., Homebuilder DR Horton declined as the market reacted to increasing evidence of slower new home demand within the US. Sirius Satellite Radio was pulled down by investor concerns regarding subscriber growth. Finally, Jabil Circuit, Inc., a blue chip electronics manufacturing company, declined on options backdating concerns and disappointing guidance.

NVIDIA, Cameco Corp., and Rockwell Collins, Inc. were among the top contributors to performance during the period. Semiconductor holding NVIDIA was up due to expectations of market share gains and operating margin expansion. We exited the position during the period due to the stock's strong performance. Uranium supplier Cameco benefited from the limited supply and high demand for uranium. Shares of aviation and electronics supplier Rockwell Collins advanced after the company announced strong results and increased its earnings forecast. The company also continued to benefit from Boeing's new 787 product cycle.

During the first six months of 2006, concerns regarding the resilience of US consumers in the face of a softening housing market and higher borrowing costs hampered returns of more economically sensitive sectors. Energy prices remained high and the Federal Reserve continued to fight inflation through its measured approach. Investors grew increasingly concerned about the monetary tightening during the latter part of the period and, as a result, US equities have been more volatile recently. The US equity market rallied the last day of the period in reaction to the "dovish" Fed comments which accompanied the latest rate hike.

Small cap stocks led mid caps and large caps for the first half of the year when measured using the Russell 2000, S&P MidCap 400 and Russell 1000 Indexes. Within the S&P MidCap 400 Index, eight broad economic sectors posted positive returns. Telecommunication Services and Industrials were the best performing sectors, while only Consumer Discretionary and Health Care posted negative results.

BLUE CHIP MID CAP FUND

TOP TEN EQUITY HOLDINGS

At June 30, 2006

% of Net Assets
Manor Care, Inc.	1.8%
GlobalSantaFe Corp.	1.7
Network Appliance, Inc.	1.6
American Tower Corp. (Class A)	1.6
Rockwell Collins, Inc.	1.6
Equifax, Inc.	1.6
American Standard Cos., Inc.	1.5
Manpower, Inc.	1.5
Cameco Corp.	1.5
Host Marriott Corp.	1.4

INDUSTRY WEIGHTINGS

At June 30, 2006

% of Net Assets
Capital Goods	10.3%
Energy	9.2
Software & Services	8.7
Commercial Services & Supplies	6.6
Pharmaceuticals & Biotechnology	6.3
Diversified Financials	6.0
Retailing	5.7
Health Care Equipment & Services	5.5
Insurance	4.6
Semiconductors & Semiconductor Equipment	4.1
Short Term Investment	4.1
Media	3.6
Technology Hardware & Equipment	3.5
Consumer Durables & Apparel	3.3
Transportation	2.7
Materials	2.6
Real Estate	2.6
Consumer Services	2.3
Utilities	1.9
Banks	1.7
Telecommunications Services	1.6
Food & Staples Retailing	1.4
Automobiles & Components	1.1
Other assets less liabilities	0.6
Total	100.0%

BLUE CHIP MID CAP FUND

Comparison of Change in Value of a $10,000 Investment in the Blue Chip Mid Cap Fund – Initial Class and the S&P MidCap 400 Index

Total Returns for Periods Ended June 30, 2006**

Initial Class Shares	Six Months	One Year	Three Years	Five Years	Life of Fund***
Blue Chip Mid Cap Fund	3.06%	14.55%	17.97%	9.96%	14.25%
S&P MidCap 400 Index*	4.24%	12.98%	18.12%	9.29%	11.48%

*The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and has no fees or costs. The Standard & Poor's MidCap 400 Index is a capitalization-weighted index that measures the mid-range sector of the U.S. stock market.

**Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance does not indicate future results. Performance numbers are net of all operating expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. In addition, the investment adviser reduced its management fee during this period. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Blue Chip Mid Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. Returns greater than one year are annualized.

***Initial Class Shares for the period from September 1, 1999 (commencement of operations) to June 30, 2006.

EXPENSE INFORMATION

June 30, 2006 (Unaudited)

Information About Your Fund's Expenses

All mutual funds incur ongoing operating expenses, including management fees and administrative services, among others. The following tables are intended to increase your understanding of the ongoing costs of investing in each Fund. The following examples are based on the investment of $1,000 at the beginning of the period and held for the entire period, January 1, 2006 to June 30, 2006. Expense information does not include any insurance charges imposed in connection with your variable insurance contract.

Actual Expenses: The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During the Period".

Hypothetical (5% annual return before expenses): The second section of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Funds with the hypothetical examples that appear in the shareholder reports of other mutual funds.

Expense Information

All Cap Fund

Actual	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,045.85	$4.57
Service Class	$1,000.00	$1,043.93	$5.83
Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,020.33	$4.51
Service Class	$1,000.00	$1,019.09	$5.76

Money Market Fund

Actual	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,021.04	$2.51
Service Class	$1,000.00	$1,019.78	$3.76
Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,022.32	$2.51
Service Class	$1,000.00	$1,021.08	$3.76

Davis Venture Value Fund

Actual	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period**
Initial Class	$1,000.00	$1,030.28	$4.53
Service Class	$1,000.00	$985.90	$1.91
Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,020.33	$4.51
Service Class	$1,000.00	$1,006.43	$5.72

Investment Grade Bond Fund

Actual	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period*
Initial Class	$1,000.00	$994.66	$3.71
Service Class	$1,000.00	$993.63	$4.94
Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,021.08	$3.76
Service Class	$1,000.00	$1,019.84	$5.01

Real Estate Fund

Actual	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,152.66	$5.87
Service Class	$1,000.00	$1,151.73	$7.20
Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,019.34	$5.51
Service Class	$1,000.00	$1,018.10	$6.76

Oppenheimer Main Street Small Cap Fund

Actual	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period**
Initial Class	$1,000.00	$1,069.62	$5.13
Service Class	$1,000.00	$947.30	$2.03
Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,019.84	$5.01
Service Class	$1,000.00	$1,006.27	$6.22

EXPENSE INFORMATION (Continued)

June 30, 2006 (Unaudited)

FI Large Cap Growth Fund

Actual	Beginning Account Value 5/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period***
Service Class	$1,000.00	$926.00	$1.71
Hypothetical (5% annual return before expenses)
Service Class	$1,000.00	$1,006.58	$5.27

Blue Chip Mid Cap Fund

Actual	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period*
Initial Class	$1,000.00	$1,030.58	$5.03
Hypothetical (5% annual return before expenses)
Initial Class	$1,000.00	$1,019.84	$5.01

*  For each class of the Fund, expenses are equal to the six-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by the number of days in the year. The six-month annualized expense ratio was 0.90%, 1.15%, 0.75%, 1.00%, 0.50%, 0.75%, 1.10%, 1.35% and 1.00% for the All Cap Fund – Initial Class, All Cap Fund – Service Class, Investment Grade Bond Fund – Initial Class, Investment Grade Bond Fund – Service Class, Money Market Fund – Initial Class, Money Market Fund – Service Class, Real Estate Fund – Initial Class, Real Estate Fund – Service Class and Blue Chip Mid Cap Fund – Initial Class, respectively.

**  For the initial class of the Fund, expenses are equal to the six-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by the number of days in the year. The six-month annualized expense ratio was 0.90% and 1.00% for the Davis Venture Value Fund – Initial Class and Oppenheimer Main Street Small Cap Fund – Initial Class, respectively. The service class commenced operations on May 1, 2006. For the service class of the Fund, actual expenses are equal to the actual expenses incurred by the class from commencement of operations through June 30, 2006. Hypothetical expenses for the service class are equal to the two-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by the number of days in the year. The two-month annualized expense ratio was 1.15% and 1.25% for the Davis Venture Value Fund – Service Class and Oppenheimer Main Street Small Cap Fund – Service Class, respectively.

***  Fund commenced operations on May 1, 2006. Actual expenses are equal to the actual expenses incurred by the Fund from commencement of operations through June 30, 2006. Hypothetical expenses for the Fund are equal to the two-month annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by the number of days in the year. The two-month annualized expense ratio was 1.06% .

ALL CAP FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Shares	Value
COMMON STOCK – 94.8%
AEROSPACE & DEFENSE – 2.6%
Raytheon Co.	1,701	$75,814
The Boeing Co.	1,036	84,859
United Technologies Corp.	1,296	82,192
		242,865
BANKS – 4.6%
Bank of America Corp.	3,264	156,998
Wachovia Corp.	2,063	111,567
Wells Fargo & Co.	2,346	157,370
		425,935
CABLE TV SERVICES – 0.9%
Comcast Corp. Class A*	2,605	85,288
CHEMICALS – 1.6%
E.I. du Pont de Nemours & Co.	1,861	77,418
The Dow Chemical Co.	1,696	66,195
		143,613
COMPUTERS & BUSINESS EQUIPMENT – 4.2%
Apple Computer, Inc.*	1,374	78,483
EMC Corp.*	10,407	114,164
Hewlett-Packard Co.	3,188	100,996
International Business Machines Corp.	1,212	93,106
		386,749
CONSUMER PRODUCTS – 2.4%
International Paper Co.	2,164	69,897
Kimberly-Clark Corp.	1,282	79,099
Nautilus, Inc.	4,873	76,555
		225,551
COSMETICS & TOILETRIES – 0.9%
Alberto-Culver Co.	1,614	78,634
DIVERSIFIED MANUFACTURING – 5.7%
General Electric Co.	11,315	372,942
Honeywell International, Inc.	1,773	71,452
Tyco International, Ltd.	2,915	80,163
		524,557
DRUGS – 3.9%
Bristol-Myers Squibb Co.	3,411	88,208
Eli Lilly & Co.	1,657	91,582
Merck & Co., Inc.	2,525	91,986
Wyeth	1,936	85,978
		357,754

	Shares	Value
ELECTRIC UTILITIES – 0.8%
Dominion Resources, Inc.	935	$69,929
ELECTRICAL EQUIPMENT – 2.4%
Emerson Electric Co.	886	74,256
Exelon Corp.	1,279	72,685
Texas Instruments, Inc.	2,390	72,393
		219,334
ENERGY – 0.8%
Duke Energy Corp.	2,524	74,130
EXCHANGE TRADED FUND – 5.5%
S&P 500 SPDR Trust Series 1	4,000	509,120
FIBER OPTICS – 0.5%
JDS Uniphase Corp.*	18,987	48,037
FINANCE – 1.9%
Citigroup, Inc.	3,599	173,616
FINANCIAL SERVICES – 7.3%
American Express Co.	2,055	109,367
CapitalSource, Inc.	3,035	71,201
Freddie Mac	1,495	85,230
JPMorgan Chase & Co.	3,737	156,954
Merrill Lynch & Co., Inc.	1,186	82,498
New York Community Bancorp, Inc.	4,420	72,974
The Goldman Sachs Group, Inc.	644	96,877
		675,101
FOOD, BEVERAGES & TOBACCO – 3.7%
Altria Group, Inc.	1,315	96,561
Anheuser-Busch Cos., Inc.	1,802	82,153
Coca-Cola Co.	1,965	84,534
PepsiCo, Inc.	1,274	76,491
		339,739
HEALTH CARE PROVIDER & SERVICES – 1.7%
HCA, Inc.	1,660	71,629
WellPoint, Inc.*	1,193	86,815
		158,444
INSURANCE – 3.3%
MetLife, Inc.	1,686	86,340
Prudential Financial, Inc.	1,870	145,299
The Allstate Corp.	1,374	75,199
		306,838
INTERNET & CATALOG RETAIL – 0.8%
eBay, Inc.*	2,544	74,514

See Notes to Financial Statements.

ALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Shares	Value
INTERNET SOFTWARE & SERVICES – 1.8%
Google, Inc. Class A*	207	$86,802
Symantec Corp.*	4,782	74,312
		161,114
MEDICAL PRODUCTS – 3.6%
Abbott Laboratories	1,675	73,047
Baxter International, Inc.	1,948	71,608
Biogen Idec, Inc.*	1,643	76,120
Johnson & Johnson	1,929	115,586
		336,361
MULTIMEDIA – 2.5%
The Walt Disney Co.	2,148	64,440
Time Warner, Inc.	4,955	85,721
Viacom, Inc. Class B	2,295	82,253
		232,414
NETWORKING – 2.7%
Cisco Systems, Inc.*	4,824	94,213
Juniper Networks, Inc.*	9,900	158,301
		252,514
OIL & GAS – 0.9%
ConocoPhillips	1,265	82,895
OIL & GAS – EXPLORATION & PRODUCTION – 6.4%
BP PLC	2,264	157,597
Chevron Corp.	2,707	167,996
Exxon Mobil Corp.	4,322	265,155
		590,748
PHARMACEUTICALS & BIOTECHNOLOGY – 1.8%
Genetech, Inc.*	1,074	87,853
Schering-Plough Corp.	4,008	76,272
		164,125
PHOTO EQUIPMENT – 0.7%
Eastman Kodak Co.	2,878	68,439
RETAIL – 4.5%
Federated Deptment Stores, Inc.	2,432	89,011
Leapfrog Enterprises, Inc.*	7,666	77,427
Lowe's Companies, Inc.	1,377	83,543
Wal-Mart Stores, Inc.	1,589	76,542
Walgreen Co.	2,010	90,128
		416,651

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.9%
Applied Materials, Inc.*	4,922	$80,130
SOFTWARE & SERVICES – 0.9%
Oracle Corp.*	6,003	86,984
TELECOMMUNICATIONS – 3.2%
Verizon Communications, Inc.	8,809	295,013
TELECOMMUNICATIONS EQUIPMENT – 8.5%
Bookham, Inc.*	27,152	91,231
Finisar Corp.*	54,465	178,101
Motorola, Inc.	3,855	77,678
MRV Communications, Inc.*	122,228	380,129
QUALCOMM, Inc.	1,548	62,028
		789,167
TRANSPORTATION – 0.9%
United Parcel Service, Inc. Class B	1,011	83,236
Total Common Stock (cost $8,576,607)		8,759,539
SHORT TERM INVESTMENTS – 3.3%
MUTUAL FUNDS – 3.3%
Federated Prime Obligation Fund (cost $302,134)	302,134	302,134
TOTAL INVESTMENTS – 98.1% (cost $8,878,741)		9,061,673
Other assets less liabilities – 1.9%		174,450
NET ASSETS – 100.0%		$9,236,123

*  Non-income producing security

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Principal Amount (000)	Value
ASSET BACKED SECURITIES – 1.5%
Airplane Pass Through Trust Series D 10.88%, 3/15/19 (3)	$494	$0
California Infrastructure Development 6.42%, 9/25/08	11	11,236
Peco Energy Transition Trust 6.13%, 3/1/09	750	755,111
Total Asset Backed Securities (cost $1,106,663)		766,347
CORPORATE DEBT OBLIGATIONS – 38.1%
AUTOMOTIVE – 0.5%
General Motors Acceptance Corp. 7.00%, 2/1/12	300	284,760
BANKS – 2.3%
HBOS PLC 5.92%, 9/29/49 (1)	500	460,635
Washington Mutual Preferred Funding Trust 6.53%, 3/29/49 (1)	750	718,545
		1,179,180
BROADCASTING/MEDIA – 2.6%
Clear Channel Communications, Inc. 5.75%, 1/15/13	280	262,758
Time Warner Entertainment Co. 10.15%, 5/1/12	500	586,144
Viacom, Inc. 6.88%, 4/30/36 (1)	500	482,531
		1,331,433
BROKERAGE – 3.6%
Jefferies Group, Inc. 6.25%, 1/15/36	500	456,329
Lehman Brothers Holdings, Inc. 5.75%, 5/17/13	500	492,269
Merrill Lynch & Co., Inc. 6.05%, 5/16/16	500	496,706
Morgan Stanley 4.75%, 4/1/14	500	458,410
		1,903,714

	Principal Amount (000)	Value
BUILDING CONSTRUCTION – 1.2%
KB Home & Broad Home Corp. 6.38%, 8/15/11	$650	$619,107
ELECTRIC UTILITIES – 3.8%
Allegheny Energy Supply Co. LLC 8.25%, 4/15/12 (1)	750	796,875
CenterPoint Energy, Inc. 6.85%, 6/1/15	325	334,361
Nevada Power Co. 5.95%, 3/15/16 (1)	700	663,456
PSEG Energy Holdings, Inc. 8.50%, 6/15/11 .	200	210,000
		2,004,692
FINANCIAL SERVICES – 3.2%
HSBC Finance Corp. Global Note 5.70%, 6/1/11	500	496,743
iStar Financial, Inc. 5.80%, 3/15/11	600	590,830
Noble Group, Ltd. 6.63%, 3/17/15 (1)	700	606,798
		1,694,371
GAMING – 1.9%
Caesars Entertainment, Inc. 7.00%, 4/15/13	400	407,136
MGM Mirage, Inc. 6.75%, 9/1/12	600	577,500
		984,636
GAS & PIPELINE UTILITIES – 0.2%
Dynegy Holdings, Inc. 6.88%, 4/1/11	115	108,675
HEALTH SERVICES – 1.4%
Humana, Inc. 6.45%, 6/1/16	750	742,390
INSURANCE – 2.6%
Assured Guaranty US Holdings, Inc. 7.00%, 6/1/34	502	516,988
Liberty Mutual Group, Inc. 7.00%, 3/15/34 (1)	500	461,679

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Principal Amount (000)	Value
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15	$400	$377,591
		1,356,258
OIL – 3.2%
Amerada Hess Corp. 7.88%, 10/1/29	500	557,836
Enterprise Products Operations 6.38%, 2/1/13	500	499,524
Pemex Finance, Ltd. 9.03%, 2/15/11 .	570	604,405
		1,661,765
PAPER – 1.2%
Abitibi-Consolidated, Inc. 5.25%, 6/20/08	650	607,750
REAL ESTATE – 4.5%
Commercial Net Lease Realty 6.25%, 6/15/14	550	540,349
7.13%, 3/15/08	600	610,254
Reckson Operating Partnership 5.15%, 1/15/11	700	672,001
Simon Property Group 5.75%, 5/1/12	550	541,835
		2,364,439
RETAIL – 0.6%
Controladora Commercial Mexicana S.A. de C.V. 6.63%, 6/1/15	325	312,040
SUPERMARKETS – 1.0%
Delhaize America, Inc. 8.13%, 4/15/11	500	525,842
TELECOMMUNICATIONS – 4.3%
Embarq Corp. 8.00%, 6/1/36	500	502,551
Intelsat 6.50%, 11/1/13	260	197,600
Sprint Capital Corp. 6.90%, 5/1/19	400	410,954
Telecom Italia Capital 5.25%, 11/15/13	500	462,234
Telefonica Emisiones S A U 6.42%, 6/20/16 .	650	648,651
		2,221,990
Total Corporate Debt Obligations (cost $20,469,653)		19,903,042

	Principal Amount (000)	Value
COMMERCIAL MORTGAGE BACKED SECURITIES – 9.0%
Citigroup/Deutsche Bank Commerical Mortgage Trust Series 2005-C1 Class A3 5.40%, 7/15/44	$750	$728,014
Commercial Mortgage Asset Trust Series 1999-C1 Class F 6.25%, 1/17/32 (1)	400	405,401
CS First Boston Mortgage Securities Corp. Series 2000-C1 Class A2 7.55%, 4/15/62	400	421,758
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Class A2 4.08%, 5/10/36	800	724,036
4.22%, 4/10/40	220	211,433
Greenwich Capital Commercial Funding Corp. Series 2005-GG3 Class A4 4.80%, 8/10/42	200	185,722
GS Mortgage Securities Corp. 2005-GG4 Class AJ 4.78%, 7/10/39	700	643,398
JP Morgan Chase Commercial Mortgage Series 2005 LDP5 Mortgage Certificate Class A3 5.37%, 12/15/44	550	532,882
JP Morgan Chase Commercial Mortgage Series 2006 LDP7 Mortgage Certificate Class AM 5.88%, 4/15/45	500	496,400
LB-UBS Commercial Mortgage Trust Series 2002-C2 Class A1 3.83%, 6/15/26	128	127,655
Wachovia Bank Commercial Mortgage Trust Series 2003-C9 Class A2 3.96%, 12/15/35	235	226,072
Total Commercial Mortgage Backed Securities (cost $4,816,390)		4,702,771

See Notes to Financial Statements.

INVESTMENT GRADE BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS – 52.8%
Federal Home Loan Mortgage 3.00%, 9/29/06	$2,000	$1,987,960
4.76%, 8/1/32	359	361,624
5.00%, 9/1/19	407	392,276
5.00%, 11/1/19	849	818,343
5.50%, 10/1/17	230	225,812
5.50%, 11/1/17	447	439,184
5.50%, 9/15/28	600	596,379
5.50%, 6/1/33	406	391,767
5.50%, 7/1/35	466	448,078
5.75%, 4/15/08	1,250	1,255,491
6.00%, 1/1/17	178	177,913
6.00%, 2/1/29	21	20,382
6.50%, 10/1/16	106	107,021
6.50%, 11/1/16	8	8,378
6.50%, 9/1/34	449	452,012
6.50%, 4/1/35	454	456,916
7.00%, 11/1/29	38	38,414
7.00%, 1/1/31	19	19,841
7.00%, 4/1/31	5	5,129
7.00%, 8/1/31	162	165,691
7.50%, 3/1/30	10	9,925
7.50%, 12/1/30	37	38,415
9.00%, 11/1/06	0	14
Federal National Mortgage Association 4.50%, 6/1/19	1,483	1,403,319
5.00%, 6/1/18	523	504,583
5.00%, 7/1/20	1,239	1,193,937
5.00%, 10/1/20	468	450,629
5.00%, 12/1/20	290	279,569
5.00%, 9/1/35	1,155	1,080,408
5.00%, 10/1/35	526	492,315
5.00%, 1/1/36	746	697,338
5.00%, TBA	650	607,547
5.05%, 4/28/15	1,000	954,896
5.50%, 12/1/32	1,442	1,391,312
5.50%, 6/1/35	1,437	1,381,679
5.50%, 8/1/35	930	893,754
6.00%, 12/1/13	18	17,821
6.00%, 11/1/16	25	25,571
6.00%, 1/25/32	1,309	1,293,637
6.00%, 8/1/34	542	534,129
6.00%, TBA	1,000	984,062
8.00%, 8/1/30	5	5,077

	Principal Amount (000)	Value
Government National Mortgage Association 6.00%, 8/15/16	$84	$84,937
6.00%, TBA	450	445,219
6.50%, 9/15/31	101	102,614
6.50%, 3/15/32	128	129,931
6.50%, 9/15/32	153	155,157
6.50%, 10/15/32	212	215,221
7.00%, 12/15/14	34	34,800
7.00%, 2/15/28	29	30,010
7.50%, 3/15/30	12	12,273
7.50%, 9/15/30	49	50,871
Tennessee Valley Authority Series A 5.63%, 1/18/11	200	200,510
U.S. Treasury Notes 1.88%, 7/15/13	1,096	1,052,475
3.00%, 7/15/12 (2)	727	749,074
3.50%, 11/15/09 (2)	1,800	1,710,914
Total U.S. Government Agency Obligations (cost $28,418,002)		27,582,554
	Shares
SHORT TERM INVESTMENTS – 1.8%
MUTUAL FUNDS – 1.8%
Federated Prime Obligation Fund	957,649	957,649
SSGA Money Market Fund	7	7
Total Short Term Investments (cost $957,656)		957,656
TOTAL INVESTMENTS – 103.2% (cost $55,768,360)		53,912,370
Liabilities in excess of other assets – (3.2)%		(1,696,006)
NET ASSETS – 100.0%		$52,216,364

TBA = to be announced

(1)  Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 these securities amounted to $4,595,920, representing 8.80% of net assets.

(2)  Security or portion of the security has been designated as collateral for TBA securities.

(3)  Security is in default.

See Notes to Financial Statements.

MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Principal Amount (000)	Value
COMMERCIAL PAPER – 90.3%
American Express Credit Corp. 5.01%, 7/5/06	$2,480	$2,480,000
5.03%, 7/7/06	2,137	2,137,000
American General Finance Corp. 4.93%, 7/6/06 (1)	4,440	4,436,960
AT&T, Inc. 5.12%, 7/10/06	4,756	4,749,912
Barclays US Funding Corp. 4.99%, 7/5/06	1,000	999,446
5.14%, 8/24/06	2,150	2,133,423
BellSouth Corp. 5.18%, 7/6/06 (1)	4,835	4,831,522
Canadian Wheat Board 4.95%, 7/17/06	2,656	2,650,157
5.02%, 8/29/06	2,130	2,112,476
Caterpillar Financial Services 5.15%, 7/31/06	1,575	1,568,240
5.19%, 7/14/06	1,000	998,126
CIT Group, Inc. 5.09%, 11/1/06	4,470	4,392,263
Citigroup Funding, Inc. 5.14%, 7/14/06	3,408	3,408,000
Coca-Cola Co. 4.94%, 7/7/06	2,900	2,897,612
5.00%, 8/14/06	1,868	1,856,585
Dupont (E. I.) de Nemours & Co. 5.05%, 7/18/06 (1)	3,200	3,192,369
5.10%, 7/24/06 (1)	1,477	1,472,187
Export Development Corp. 4.87%, 7/24/06	1,210	1,206,235
5.08%, 8/4/06	1,000	995,202
5.21%, 7/27/06	1,440	1,434,582
FCAR Owner Trust 5.28%, 8/9/06	2,000	1,988,560
General Electric Capital Corp. 5.03%, 7/17/06	4,500	4,500,000
Harley Davidson 5.06%, 7/27/06 (1)	4,775	4,757,550
HSBC Finance Corp. 4.88%, 7/5/06	3,496	3,494,104
KFW International Finance, Inc. 5.09%, 8/11/06 (1)	4,740	4,712,523
Merrill Lynch & Co., Inc. 5.16%, 7/10/06	4,842	4,835,754
Morgan Stanley Dean Witter & Co. 5.27%, 7/7/06	4,800	4,795,784

	Principal Amount (000)	Value
National Rural Utilities Cooperative Finance Corp. 5.24%, 7/20/06	$4,500	$4,487,555
Province of British Columbia 4.69%, 8/14/06	2,000	1,988,535
4.78%, 8/14/06	2,000	1,988,316
Prudential Funding LLC 5.18%, 7/19/06	4,842	4,829,459
Rabobank USA Financial Corp. 5.13%, 9/29/06	3,900	3,850,031
The Goldman Sachs Group, Inc. 4.77%, 7/6/06	1,000	999,338
5.22%, 7/10/06	1,075	1,073,597
Thunder Bay Funding, Inc. 5.10%, 7/14/06 (1)	2,728	2,722,976
5.29%, 7/11/06 (1)	2,000	1,997,061
UBS Finance, Inc. 5.30%, 8/14/06	4,810	4,778,871
Wal-Mart Stores, Inc. 4.83%, 7/6/06 (1)	1,800	1,798,793
Total Commercial Paper (amortized cost $109,551,104)		109,551,104
U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.3%
Federal National Mortgage Association 4.76%, 8/30/06	4,000	3,968,267
4.97%, 7/5/06	1,165	1,164,356
4.98%, 7/13/06	2,468	2,463,903
Total U.S. Government Agency Obligations (amortized cost $7,596,526)		7,596,526
	Shares
MUTUAL FUNDS – 3.5%
Federated Prime Obligation Fund	4,269,514	4,269,514
SSGA Money Market Fund	1,400	1,400
Total Mutual Funds (cost $4,270,914)		4,270,914
TOTAL INVESTMENTS – 100.1% (cost $121,418,544)		121,418,544
Liabilities in excess of other assets – (0.1)%		(116,126)
NET ASSETS – 100.0%		$121,302,418

(1)  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 these securities amounted to $29,921,941, representing 24.67% of net assets.

See Notes to Financial Statements.

REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 96.9%
APARTMENTS – 15.6%
Archstone-Smith Trust	161,236	$8,202,075
AvalonBay Communities, Inc.	52,222	5,776,798
BRE Properties, Inc.	174,151	9,578,305
Equity Residential Properties Trust	121,348	5,427,896
		28,985,074
BANKS – 4.1%
New York Community Bancorp, Inc.	465,959	7,692,983
DIVERSIFIED – 8.3%
iStar Financial, Inc.	165,178	6,235,469
Vornado Realty Trust	94,041	9,173,700
		15,409,169
FINANCIAL SERVICES – 3.9%
CapitalSource, Inc.	305,957	7,177,751
HEALTH CARE EQUIPMENT & SERVICES – 4.0%
Medical Properties Trust, Inc.	681,094	7,519,278
HOTELS & RESTAURANTS – 5.5%
Hilton Hotels Corp.	151,887	4,295,364
Host Marriott Corp.	270,725	5,920,756
		10,216,120
OFFICE – 20.6%
Alexandria Real Estate Equities, Inc.	104,070	9,228,928
Equity Office Properties Trust	221,451	8,085,176
Highwoods Properties, Inc.	134,378	4,861,796
Reckson Associates Realty Corp.	179,141	7,412,854
SL Green Realty Corp.	79,345	8,685,897
		38,274,651
REGIONAL MALLS – 13.1%
Macerich Co.	136,015	9,548,253
Pennsylvania Real Estate Investment Trust	143,082	5,776,221
Simon Property Group, Inc.	108,682	9,014,085
		24,338,559

	Shares	Value
SHOPPING CENTERS – 12.0%
Developers Diversified Realty Corp.	168,489	$8,791,756
Kimco Realty Corp.	206,566	7,537,593
Regency Centers Corp.	96,066	5,970,502
		22,299,851
STORAGE – 2.8%
Shurgard Storage Centers, Inc. Class A	82,315	5,144,688
WAREHOUSE & INDUSTRIAL – 7.0%
EastGroup Properties, Inc.	126,772	5,917,717
ProLogis Trust	134,891	7,030,519
		12,948,236
Total Real Estate Investment Trusts (cost $138,006,800)		180,006,360
SHORT-TERM INVESTMENTS – 2.8%
MUTUAL FUNDS – 2.8%
Federated Prime Obligation Fund (cost $5,195,698)	5,195,698	5,195,698
TOTAL INVESTMENTS – 99.7% (cost $143,202,498)		185,202,058
Other assets less liabilities – 0.3%		492,589
NET ASSETS – 100.0%		$185,694,647

See Notes to Financial Statements.

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCK – 99.4%
AUTO EQUIPMENT & SERVICES – 1.7%
Harley-Davidson, Inc.		17,100	$938,619
BANKS – 0.6%
Commerce Bancorp, Inc.		8,300	296,061
BANKING S & L – 10.1%
Golden West Financial Corp.		25,500	1,892,100
HSBC Holdings PLC	GB	91,939	1,617,289
Lloyds TSB Group PLC ADR		10,100	398,647
State Street Corp.		1,700	98,753
Wells Fargo & Co.		21,700	1,455,636
			5,462,425
BROADCASTING/MEDIA – 3.3%
Comcast Corp. Class A Special*		49,700	1,629,166
Liberty Media Holding Corp. Capital, Series A*		1,840	154,137
			312,929
BUILDING MATERIALS – 1.6%
Martin Marietta Materials, Inc.		5,100	464,865
Vulcan Materials Co.		4,900	382,200
			847,065
COMMERCIAL SERVICES – 1.2%
D&B Corp.*		9,300	648,024
COMMUNICATION SERVICES – 0.5%
NTL, Inc.		11,452	285,155
			1,914,321
COMPUTERS – 1.3%
Dell, Inc.*		15,400	375,914
Hewlett-Packard Co.		9,900	313,632
			689,546
CONSUMER PRODUCTS & SERVICES – 5.7%
Altria Group, Inc.		33,300	2,445,219
H&R Block, Inc.		27,400	653,764
			3,098,983
COSMETICS & TOILETRIES – 1.5%
Avon Products, Inc.		7,300	226,300
Proctor & Gamble Co.	.	10,700	594,920
			821,220

	Country Code	Shares	Value
DIVERSIFIED MANUFACTURING – 4.2%
Tyco International, Ltd.		82,330	$2,264,075
DIVERSIFIED MATERIALS & PROCESSING – 0.2%
Rio Tinto PLC	GB	2,500	132,139
EDUCATION SERVICES – 0.4%
Apollo Group, Inc. Class A*		4,200	217,014
ENERGY SOURCES – 2.2%
Devon Energy Corp.		19,700	1,190,077
FINANCIAL SERVICES – 13.7%
American Express Co.		46,400	2,469,408
Ameriprise Financial, Inc.		13,180	588,750
Citigroup, Inc.		24,633	1,188,296
JPMorgan Chase & Co.		52,196	2,192,232
Moody's Corp.		12,100	658,966
Morgan Stanley		5,500	347,655
			7,645,647
FOOD, BEVERAGES & RESTAURANTS – 2.7%
Diageo PLC ADR		9,900	668,745
Heineken Holding NV	NL	11,425	420,902
The Hershey Co.		6,900	379,983
			1,469,630
HEALTH CARE FACILITIES – 1.6%
HCA, Inc. .		19,800	854,370
HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	NL	1,860	125,139
INSURANCE – 14.8%
American International Group, Inc.		36,500	2,155,325
Aon Corp.		11,100	386,502
Berkshire Hathaway, Inc. Class A*		22	2,016,498
Loews Corp.		31,100	1,102,495
Markel Corp.*		110	38,170
The Chubb Corp.		3,200	159,680
The Principal Financial Group, Inc.		3,600	200,340
The Progressive Corp.		54,100	1,390,911
Transatlantic Holdings, Inc.		9,887	552,683
			7,802,264

See Notes to Financial Statements.

DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
INTERNET SOFTWARE & SERVICES – 0.3%
Expedia, Inc.*		3,900	$58,383
IAC/InterActiveCorp*		3,900	103,311
			161,694
MULTIMEDIA – 2.6%
Lagardere S.C.A.	FR	6,800	501,378
News Corp., Class A		47,500	911,050
			1,412,428
OIL & GAS – 10.0%
BHP Billiton PLC	GB	7,100	137,693
ConocoPhillips		34,628	2,269,173
EOG Resources, Inc.		16,500	1,144,110
Occidental Petroleum Corp.		13,400	1,374,170
Transocean, Inc.*		6,300	506,016
			5,431,162
PACKAGING – 2.0%
Sealed Air Corp.		21,000	1,093,681
PHARMACEUTICALS – 2.3%
Cardinal Health, Inc.		8,500	546,805
Caremark Rx, Inc.		13,900	693,193
			1,239,998
PUBLISHING – 0.3%
Gannett Co., Inc.		2,600	145,418
RETAILING – 7.1%
Bed Bath & Beyond, Inc.*		4,300	142,631
Costco Wholesale Corp.		42,800	2,445,164
Liberty Media Holding Corp. Interactive, Series A*		9,200	158,792
Wal-Mart Stores, Inc.		22,900	1,103,093
			3,690,888
SOFTWARE – 3.3%
Iron Mountain, Inc.*		18,900	706,482
Microsoft Corp.		46,500	1,083,450
			1,789,932

	Country Code	Shares	Value
TELECOMMUNICATIONS – 2.1%
Nokia Corp. ADR		7,000	$141,820
SK Telecom Co., Ltd. ADR		12,800	299,776
Sprint Nextel Corp. .		35,300	705,647
			1,147,243
TRANSPORTATION – 1.9%
China Merchants Holdings International Co., Ltd.	HK	97,290	296,242
Cosco Pacific, Ltd.	HK	83,300	184,467
Kuehne & Nagel International	CH	3,000	217,986
United Parcel Service, Inc. Class B		3,900	321,087
			1,019,782
Total Common Stock (cost $39,526,497)			53,861,774
	Principal Amount (000)
SHORT TERM INVESTMENT – 0.7%
REPURCHASE AGREEMENT – 0.7%
State Street Bank and Trust Company 4.68%, 7/3/06 (collateralized by $410,000 Federal Home Loan Bank, 4.375%, 09/17/10, with a value of $398,978, total to be received $387,151) (cost $387,000)		$387	387,000
TOTAL INVESTMENTS – 100.1% (cost $39,913,497)			54,248,774
Liabilities in excess of other assets – (0.1%)			(50,635)
NET ASSETS – 100.0%			$54,198,139

*  Non-income producing security

ADR = American Depositary Receipt

CH = Switzerland

FR = France

GB = Great Britain

HK = Hong Kong

NL = Netherlands

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCK – 99.2%
AEROSPACE & DEFENSE – 1.2%
AAR Corp.*		4,034	$89,676
Alliant Techsystems, Inc.*		1,300	99,255
Armor Holdings , Inc.*		2,600	142,558
BE Aerospace, Inc.*		899	20,551
Cubic Corp.*		600	11,766
Curtiss Wright Corp.*		500	15,440
DRS Technologies, Inc.*		900	43,875
DynCorp International, Inc.*		10,300	106,914
Ladish Co., Inc.*		500	18,735
Orbital Sciences Corp.*		10,300	166,242
Teledyne Technologies, Inc.*		4,100	134,316
Triumph Group, Inc.*		2,600	124,800
United Industrial Corp.*		1,200	54,300
			1,028,428
AIRLINES – 0.9%
AMR Corp.*		7,070	179,720
Continental Airlines, Inc.*		11,274	335,965
ExpressJet Holdings, Inc.*		3,600	24,876
Mesa Air Group, Inc.*		10,300	101,455
Republic Airways Holdings, Inc.*		1,900	32,338
US Airways Group, Inc.*		1,800	90,972
World Air Holdings, Inc.*		400	3,436
			768,762
AIR FREIGHT & LOGISTICS – 0.9%
CHC Helicopter Corp.*	CA	1,500	35,919
EGL, Inc.*		3,651	183,280
Forward Air Corp.*		2,400	97,752
HUB Group, Inc.*		9,400	230,582
Pacer International, Inc.		8,500	276,930
			824,463
AUTO COMPONENTS – 1.2%
Aftermarket Technology Corp.*		3,300	82,005
ArvinMeritor, Inc.*		13,400	230,346
Autoliv, Inc.*		2,000	113,140
BorgWarner, Inc.*		400	26,040
Drew Industries, Inc.*		300	9,720

	Country Code	Shares	Value
GenTek, Inc.*		300	$8,055
Lear Corp.*		4,840	107,496
Modine Manufacturing Co.*		3,900	91,104
Sauer-Danfoss, Inc.		2,200	55,924
Shiloh Industries, Inc.*		800	12,032
Tenneco, Inc.*		11,600	301,600
TRW Automotive Holdings Corp.*		400	10,912
			1,048,374
AUTOMOBILES – 0.1%
Thor Industries, Inc.		2,000	96,900
BANKS – 1.5%
Bancorpsouth, Inc.		2,900	79,025
Capitol Bancorp, Ltd.*		400	15,580
Central Pacific Financial Corp.*		100	3,870
City Holding Co.*		1,600	57,824
Columbia Banking Systems, Inc.*		1,400	52,332
Commerce Bancshares, Inc.*		300	15,015
Community Bank System, Inc.		1,300	26,221
Community Trust Bancorp, Inc.		400	13,972
First Citizens BancShares, Inc.		200	40,100
First Commowealth Financial Corp.		900	11,430
First Indiana Corp.*		550	14,316
First Republic Bank*		3,600	164,880
First Security Group, Inc.*		2,400	27,840
Greater Bay Bancorp*		5,500	158,125
Greene County Bancshares, Inc.*		400	12,384
Hancock Holding Co.*		1,100	61,600
Hanmi Financial Corp.		1,700	33,048
Independent Bank Corp.		1,800	47,340
National Penn Bancshares, Inc.*		600	11,916
Pacific Capital Bancorp*		1,800	56,016
Preferred Bank*		100	5,361
Provident Bankshares Corp.*		3,000	109,170
Southwest Bancorp, Inc.		100	2,550
Sterling Financial Corp.		3,300	100,683
SVB Financial Group*		1,200	54,552
Taylor Capital Group, Inc.		200	8,162
TCF Financial Corp.*		3,900	103,155

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Texas Regional Bancshares, Inc. Class A		30	$1,138
Union Bankshares Corp.*		100	4,314
Virginia Commerce Bancorp*		150	3,585
WesBanco, Inc.		400	12,396
Wilmington Trust Corp.*		700	29,526
			1,337,426
BEVERAGES – 0.2%
Boston Beer Co., Inc.*		1,300	38,077
Hansen Natural Corp.*		400	76,148
MGP Ingredients, Inc.*		600	13,932
National Beverage Corp.*		1,700	24,395
PepsiAmericas, Inc.		100	2,211
			154,763
BIOTECHNOLOGY – 0.2%
Alnylam Pharmaceuticals, Inc.*		1,100	16,588
Anadys Pharmaceuticals, Inc.*		400	1,168
Digene Corp.*		1,600	61,984
Indevus Pharmaceuticals, Inc.*		800	4,376
Isis Pharmaceuticals, Inc.*		1,100	6,655
Lexicon Genetics, Inc.*		700	3,073
Ligand Pharmaceuticals, Inc. Class B*		2,900	24,505
Myriad Genetics, Inc.*		1,300	32,825
Novavax, Inc.*		1,700	8,568
QLT, Inc.*	CA	100	708
Regeneron Pharmaceuticals, Inc.*		2,300	29,486
Renovis, Inc.*		600	9,186
Savient Pharmaceuticals, Inc.*		2,200	11,550
			210,672
BUILDING PRODUCTS – 1.3%
American Woodmark Corp.*		800	28,032
Ameron International Corp.*		900	60,318
Builders FirstSource, Inc.*		4,900	99,764
Goodman Global, Inc.*		2,000	30,360
Insteel Industries, Inc.		1,200	29,040

	Country Code	Shares	Value
Jacuzzi Brands, Inc.*		200	$1,760
Lennox International, Inc.*		4,300	113,864
NCI Building Systems, Inc.*		4,200	223,314
PW Eagle, Inc.		1,900	57,456
Universal Forest Products, Inc.*		3,500	219,555
USG Corp.*		3,163	230,678
			1,094,141
CAPITAL MARKETS – 1.6%
American Capital Strategies, Ltd.		3,400	113,832
Apollo Investment Corp.*		100	1,848
Calamos Asset Management, Inc. Class A*		1,900	55,081
GAMCO Investors, Inc.*		200	7,352
GFI Group, Inc.*		500	26,975
Greenhill & Co., Inc.*		1,400	85,064
Investment Technology Group, Inc.*		200	10,172
Janus Capital Group, Inc.*		6,400	114,560
Jefferies Group, Inc.*		3,400	100,742
Knight Capital Group, Inc.*		16,329	248,691
LaBranche & Co., Inc.*		9,300	112,623
Lazard, Ltd.*		1,000	40,400
optionsXpress Holdings, Inc.*		1,900	44,289
Penson Worldwide, Inc.*		1,200	20,652
Piper Jaffray Cos., Inc.*		3,400	208,114
Raymond James Financial, Inc.		3,300	99,891
Stifel Financial Corp.*		1,100	38,841
SWS Group, Inc.*		2,500	60,300
			1,389,427
CHEMICALS – 2.3%
Agrium, Inc.		2,000	46,440
Airgas, Inc.*		1,500	55,875
Arch Chemicals, Inc.*		1,800	64,890
CF Industries Holdings, Inc.*		100	1,426
Cytec Industries, Inc.*		700	37,562
FMC Corp.		1,200	77,268
Georgia Gulf Corp.		3,200	80,064
HB Fuller Co.*		5,300	230,921
Hercules, Inc.*		9,400	143,444

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
MacDermid, Inc.*		2,600	$74,880
NewMarket Corp.		3,400	166,804
Olin Corp.*		2,800	50,204
OM Group, Inc.*		3,600	111,060
Pioneer Cos., Inc.*		2,400	65,472
PolyOne Corp.*		22,500	197,550
Schulman A, Inc.*		3,600	82,404
Sensient Technologies Corp.*		2,400	50,184
Spartech Corp.*		6,200	140,120
Stepan Co.*		800	25,264
Tronox, Inc.		3,500	45,430
Valspar Corp.		3,600	95,076
Westlake Chemical Corp.*		800	23,840
WR Grace & Co.*		12,500	146,250
			2,012,428
COMMERCIAL SERVICES & SUPPLIES – 3.8%
Administaff, Inc.*		5,300	189,793
Allied Waste Industries, Inc.*		4,000	45,440
American Ecology Corp.*		1,800	47,700
Banta Corp.*		3,800	176,054
Bowne & Co., Inc.*		400	5,720
CBIZ, Inc.*		6,200	45,942
Central Parking Corp.		2,100	33,600
Cenveo, Inc.*		5,200	93,340
Clean Harbors, Inc.*		2,100	84,651
Consolidated Graphics, Inc.*		1,400	72,884
Corporate Executive Board Co.*		400	40,080
Dun & Bradstreet Corp.*		1,100	76,648
Ennis, Inc.*		1,900	37,392
Exponent, Inc.*		2,800	47,320
Geo Group, Inc.*		1,000	35,050
Healthcare Services Group, Inc.*		2,200	46,090
Heidrick & Struggles International, Inc.*		1,400	47,376
Herman Miller, Inc.		300	7,731
ICT Group, Inc.*		500	12,265
IKON Office Solutions, Inc.*		14,500	182,700
John H. Harland Co.*		3,800	165,300
Kforce, Inc.*		3,600	55,764
Knoll, Inc.*		3,600	66,096
Korn / Ferry International*		7,100	139,089
Labor Ready, Inc.*		6,700	151,755

	Country Code	Shares	Value
Manpower, Inc.*		2,600	$167,960
Mine Safety Appliances Co.*		200	8,040
Mobile Mini, Inc.*		700	20,482
NCO Group, Inc.*		800	21,152
On Assignment, Inc.*		3,000	27,570
PHH Corp.*		6,700	184,518
Republic Services, Inc.		700	28,238
Robert Half International, Inc.*		600	25,200
Sitel Corp.*		1,300	5,096
Sourcecorp, Inc.*		1,800	44,622
Spherion Corp.*		8,500	77,520
Standard Register Co.*		1,700	20,145
Steelcase, Inc.*		2,600	42,770
Team, Inc.*		1,000	25,050
TeleTech Holdings, Inc.*		8,500	107,610
Tetra Tech, Inc.*		7,500	133,050
United Stationers, Inc.*		3,300	162,756
Viad Corp.		1,900	59,470
Volt Information Sciences, Inc.*		600	27,960
Waste Connections, Inc.*		3,800	138,320
Watson Wyatt Worldwide, Inc. Class A		900	31,626
West Corp.*		1,800	86,238
			3,351,173
COMMUNICATIONS EQUIPMENT – 1.8%
Anaren, Inc.*		2,900	59,421
Avocent Corp.*		2,096	55,020
Bel Fuse, Inc. Class A*		700	19,005
Black Box Corp.		1,900	72,827
Carrier Access Corp.*		1,200	9,924
CommScope, Inc.*		11,300	355,046
Digi International, Inc.*		1,100	13,783
Ditech Networks Inc.*		2,800	24,416
EMS Technologies, Inc.*		1,300	23,361
Finisar Corp.*		4,700	15,369
Foundry Networks, Inc.*		3,800	40,508
Harmonic, Inc.*		600	2,688
Oplink Communications, Inc.*		2,500	45,775
Packeteer, Inc.*		6,900	78,246
Performance Technologies, Inc.*		1,600	11,040
Polycom, Inc.*		17,200	377,024
Radyne Comstream, Inc.*		400	4,552
Redback Networks, Inc.*		6,900	126,546

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Sirenza Microdevices, Inc.*		2,500	$30,350
Stratex Networks, Inc.*		1,500	5,085
Sycamore Networks, Inc.*		17,210	69,873
Tellabs, Inc.*		4,200	55,902
Viasat, Inc.*		2,700	69,336
			1,565,097
COMPUTERS & PERIPHERALS – 1.6%
Advanced Digital Information Corp.*		7,490	88,157
Brocade Communications Systems, Inc.*		43,988	270,086
Emulex Corp.*		7,200	117,144
Hypercom Corp.*		7,300	68,255
Imation Corp.*		3,100	127,255
Komag, Inc.*		5,290	244,292
LaserCard Corp.*		600	7,854
Palm, Inc.*		12,440	200,284
Seagate Technology*		4,011	90,809
Western Digital Corp.*		11,092	219,733
			1,433,869
CONSTRUCTION & ENGINEERING – 1.2%
Comfort Systems USA, Inc.*		5,000	71,450
EMCOR Group, Inc.*		5,500	267,685
Granite Construction, Inc.		5,000	226,350
Infrasource Services, Inc.*		3,200	58,272
Insituform Technologies, Inc.*		2,500	57,225
Michael Baker Corp.*		1,100	23,870
Perini Corp.*		1,900	42,750
Quanta Services, Inc.*		16,000	277,280
Sterling Construction Inc.*		1,200	33,120
			1,058,002
CONSTRUCTION MATERIALS – 0.4%
Eagle Materials, Inc.		2,700	128,250
Martin Marietta Materials, Inc.*		700	63,805
Texas Industries, Inc.*		2,185	116,023
US Concrete, Inc.*		3,100	34,255
			342,333
CONSUMER FINANCE – 0.8%
ACE Cash Express, Inc.*		500	14,635

	Country Code	Shares	Value
Advanta Corp.*		4,500	$161,775
AmeriCredit Corp.*		4,800	134,016
Asta Funding, Inc.		2,800	104,860
Cash America International, Inc.*		4,300	137,600
Dollar Financial Corp.*		1,800	32,400
Ezcorp, Inc.*		1,300	48,997
First Cash Financial Services, Inc.*		3,600	71,100
World Acceptance Corp.*		500	17,760
			723,143
CONTAINERS & PACKAGING – 0.9%
AEP Industries, Inc.*		200	6,684
Aptargroup, Inc.*		500	24,805
Caraustar Industries, Inc.*		1,000	9,000
Greif, Inc.		1,500	112,440
Myers Industries, Inc.		3,900	67,041
Packaging Corp. of America		5,100	112,302
Pactiv Corp.*		4,900	121,275
Rock-Tenn Co.*		1,600	25,520
Silgan Holdings, Inc.*		4,900	181,349
Sonoco Products Co.*		200	6,330
Temple-Inland, Inc.*		2,200	94,314
			761,060
DISTRIBUTORS – 0.0%**
Building Materials Holding Corp.		400	11,148
DIVERSIFIED CONSUMER SERVICES – 1.3%
Alderwoods Group, Inc.*		2,400	46,704
Career Education Corp.*		1,700	50,813
Corinthian Colleges, Inc.*		5,400	77,544
Devry, Inc.*		5,800	127,426
INVESTools, Inc.*		2,300	18,262
ITT Educational Services, Inc.*		900	59,229
Jackson Hewitt Tax Service, Inc.		8,900	279,015
Regis Corp.*		2,500	89,025
Sothebys Holdings, Inc.*		6,400	168,000
Steiner Leisure, Ltd.*		2,000	79,060
Stewart Enterprises, Inc.*		7,700	44,275
Strayer Education, Inc.*		600	58,272
Vertrue, Inc.*		400	17,212
			1,114,837

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 0.3%
Financial Federal Corp.		500	$13,905
International Securities Exchange, Inc. Class A*		4,600	175,122
Medallion Financial Corp.*		1,000	12,960
Pico Holdings, Inc.*		500	16,125
Resource America, Inc.*		600	11,430
			229,542
DIVERSIFIED TELECOMMUNICATIONS SERVICES – 0.6%
Alaska Communications Systems Group, Inc.		5,400	68,310
CenturyTel, Inc.*		3,500	130,025
Cincinnati Bell, Inc.*		14,900	61,090
Citizens Communications Co.*		10,100	131,805
Commonwealth Telephone Enterprises, Inc.*		100	3,316
Consolidated Communications Holdings, Inc.*		200	3,326
CT Communications, Inc.*		400	9,148
Fairpoint Communications, Inc.*		2,600	37,440
General Communication, Inc.*		1,500	18,480
North Pittsburgh Systems, Inc.		1,300	35,828
Vonage Holdings Corp.*		5,300	45,527
			544,295
ELECTRIC UTILITIES – 0.4%
Allete, Inc.*		500	23,675
Cleco Corp.*		6,400	148,800
Idacorp, Inc.*		2,000	68,580
Pepco Holdings, Inc.*		3,500	82,530
UIL Holding Corp.		1,200	67,548
			391,133
ELECTRICAL EQUIPMENT – 2.4%
Acuity Brands, Inc.*		7,100	276,261
AO Smith Corp.*		4,800	222,528
Baldor Electric Co.*		5,100	159,579
Belden CDT, Inc.		7,759	256,435
Encore Wire Corp.*		2,800	100,632
Franklin Electric Co., Inc.*		900	46,476
General Cable Corp.*		8,500	297,500

	Country Code	Shares	Value
Genlyte Group, Inc.*		2,400	$173,832
Hubbell, Inc.		1,500	71,475
II-VI, Inc.*		1,400	25,620
LaBarge, Inc.*		600	7,962
Lamson & Sessions Co.*		1,700	48,212
LSI Industries, Inc.*		2,900	49,271
Power-One, Inc.*		1,300	8,580
Superior Essex, Inc.*		2,100	62,853
Thomas & Betts Corp.*		1,700	87,210
Vicor Corp.*		3,200	53,024
Woodward Governor Co.*		3,500	106,785
			2,054,235
ELECTRONIC EQUIPMENT & INSTRUMENTS – 3.4%
Agilysys, Inc.*		1,800	32,400
Anixter International, Inc.*		600	28,476
Arrow Electronics, Inc.*		3,975	127,995
Avnet, Inc.*		3,477	69,609
AVX Corp.*		3,900	61,581
Brightpoint, Inc.*		11,520	155,866
CalAmp Corp.*		2,200	19,558
Checkpoint Systems, Inc.*		3,800	84,398
Coherent, Inc.*		2,400	80,952
CPI International, Inc.*		1,500	21,750
CTS Corp.		900	13,401
Electro Scientific Industries, Inc.*		3,200	57,568
Fargo Electronics, Inc.*		400	10,156
Global Imaging Systems, Inc.*		2,200	90,816
Insight Enterprises, Inc.*		6,900	131,445
Itron, Inc.*		1,800	106,668
Keithley Instruments, Inc.*		300	3,819
Kemet Corp.*		4,100	37,802
Littelfuse, Inc.*		1,600	55,008
Merix Corp.*		900	9,873
Mettler Toledo International, Inc.*		1,900	115,083
Move, Inc.*		11,123	60,954
MTS Technologies, Inc.		2,700	106,677
Multi Fineline Electronix, Inc.*		100	3,319
Newport Corp.*		4,400	70,928
Park Electrochemical Corp.*		3,400	87,550
Planar Systems, Inc.*		1,500	18,060
Plexus Corp.*		8,000	273,680
RadiSys Corp.*		3,321	72,929
Rofin-Sinar Technologies, Inc.*		3,800	218,386

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Rogers Corp.*		2,800	$157,752
Sanmina-SCI Corp.*		16	74
Scansource, Inc.*		1,800	52,776
Solectron Corp.*		30,112	102,983
Staktek Holdings, Inc.*		200	972
Tech Data Corp.*		4,242	162,511
Technitrol, Inc.*		100	2,315
Thermo Electron Corp.*		2,200	79,728
TTM Technologies, Inc.*		4,800	69,456
Zygo Corp.*		5,000	81,950
			2,937,224
ENERGY EQUIPMENT & SERVICES – 4.0%
Dril Quip, Inc.*		1,700	140,148
Ensign Energy Services, Inc.	CA	8,000	164,592
Grey Wolf, Inc.*		33,800	260,260
Gulfmark Offshore, Inc.*		900	23,247
Helmerich & Payne, Inc.*		700	42,182
Hydril*		100	7,852
Leader Energy Services, Ltd.* (1)	CA	12,600	37,291
Lone Star Technologies, Inc.*		4,400	237,688
Lufkin Industries, Inc.*		1,500	89,145
Matrix Services Co.*		1,500	17,160
Maverick Tube Corp.*		800	50,552
NATCO Group, Inc.*		1,400	56,280
NS Group, Inc.*		5,600	308,448
Oceaneering International, Inc.*		4,800	220,080
Parker Drilling Co.*		17,000	122,060
Pason Systems, Inc.*	CA	4,000	58,655
RPC, Inc.*		3,900	94,692
Technicoil Corp.*	CA	15,200	32,718
Tetra Technologies, Inc.*		5,400	163,566
Tidewater, Inc.*		2,000	98,400
Todco*		2,600	106,210
Trican Well Service, Ltd.	CA	5,200	104,000
Trico Marine Services, Inc.*		1,000	34,000
Unit Corp.*		2,600	147,914
Universal Compression Holdings, Inc.*		3,600	226,692
Veritas DGC, Inc.*		7,000	361,060
W-H Energy Services, Inc.*		4,000	203,320
Western Lakota Energy Services, Inc.*	CA	1,400	18,457
Willbros Group, Inc.*		800	15,152
			3,441,821

	Country Code	Shares	Value
FOOD & STAPLES RETAILING – 1.2%
Andersons, Inc.		2,000	$83,220
Arden Group, Inc.		300	33,951
BJ's Wholesale Club, Inc.*		200	5,670
Casey's General Stores, Inc.*		7,600	190,076
Ingles Markets, Inc.*		300	5,100
Longs Drug Stores Corp.		5,763	262,908
Nash Finch Co.*		200	4,258
Pathmark Stores, Inc.*		1,900	17,879
Performance Food Group Co.*		8,000	243,040
Smart & Final, Inc.*		1,000	16,840
Spartan Stores, Inc.*		1,300	19,019
Supervalu, Inc.*		3,176	97,503
Weis Markets, Inc.*		800	32,960
Wild Oats Markets, Inc.*		3,500	68,600
			1,081,024
FOOD PRODUCTS – 0.8%
Del Monte Foods Co.*		13,600	152,728
Delta & Pine Co.*		4,300	126,420
Flowers Foods, Inc.*		7,000	200,480
Hain Celestial Group, Inc.*		1,200	30,912
J & J Snack Foods Corp.		1,700	56,219
Premium Standard Farms, Inc.		1,500	24,345
Seaboard Corp.*		100	128,000
			719,104
GAS UTILITIES – 0.8%
Atmos Energy Corp.*		2,700	75,357
Cascade Natural Gas Corp.*		100	2,109
Laclede Group, Inc.		1,600	54,976
New Jersey Resources Corp.		2,400	112,272
Nicor, Inc.		4,200	174,300
Oneok, Inc.*		3,900	132,756
Peoples Energy Corp.		1,000	35,910
Southwest Gas Corp.*		700	21,938
UGI Corp.		4,359	107,319
			716,937
HEALTH CARE EQUIPMENT & SUPPLIES – 1.2%
Abaxis, Inc.*		1,300	29,081
Analogic Corp.		700	32,627
Biolase Technology, Inc.*		1,500	12,600
Candela Corp.*		2,500	39,650

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Datascope Corp.		700	$21,588
DJO, Inc.*		4,200	154,686
Edwards Lifesciences Corp.*		1,900	86,317
Haemonetics Corp.*		1,500	69,765
ICU Medical, Inc.*		1,400	59,136
Idexx Laboratories, Inc.*		1,300	97,669
Immucor, Inc.*		1,050	20,192
Integra Lifesciences Holdings Corp.*		2,800	108,668
Medical Action Industries, Inc.*		100	2,209
Meridian Bioscience, Inc.*		2,400	59,880
Natus Med, Inc.*		1,100	10,879
Neurometrix, Inc.*		800	24,368
Palomar Medical Technologies, Inc.*		2,500	114,075
Quidel Corp.*		1,600	15,200
STERIS Corp.*		1,000	22,860
Thoratec Corp.*		4,229	58,656
Vital Signs, Inc.*		200	9,906
Zoll Medical Corp.*		200	6,552
			1,056,564
HEALTH CARE PROVIDER & SERVICES – 2.9%
Air Methods Corp.*		1,300	34,034
AMERIGROUP Corp.*		2,700	83,808
AMN Healthcare Services, Inc.*		300	6,090
Chemed Corp.*		3,900	212,667
Cross Country Healthcare, Inc.*		1,300	23,647
Genesis HealthCare Corp.*		3,300	156,321
Health Net, Inc.*		1,000	45,170
Healthways, Inc.*		4,100	215,824
Henry Schein, Inc.*		1,100	51,403
Humana, Inc.*		1,000	53,700
LCA- Vision, Inc.*		2,500	132,275
Magellan Health Services, Inc.*		6,100	276,391
Manor Care, Inc.*		2,300	107,916
Medcath Corp.*		900	16,956
Molina Healthcare Inc.*		1,700	64,685
National Healthcare Corp.		300	13,365
Odyssey Healthcare, Inc.*		4,200	73,794
Option Care, Inc.*		1,100	13,178
Owens & Minor, Inc.*		2,000	57,200
Pediatrix Medical Group*		6,000	271,800
PSS World Medical, Inc.*		7,300	128,845
Res-Care, Inc.*		2,500	50,000

	Country Code	Shares	Value
Sierra Health Services, Inc.*		4,000	$180,120
Sunrise Senior Living, Inc.*		3,300	91,245
US Physical Therapy, Inc.*		800	11,712
WellCare Health Plan, Inc.*		2,600	127,530
			2,499,676
HEALTH CARE TECHNOLOGY – 0.3%
AMICAS, Inc.*		4,900	15,827
Computer Programs & Systems, Inc.*		1,600	63,936
Omnicell, Inc.*		400	5,528
Per-Se Technologies, Inc.*		5,828	146,749
Phase Forward, Inc.*		1,500	17,280
Vital Images, Inc.*		1,600	39,520
			288,840
HOTELS, RESTAURANTS & LEISURE – 3.7%
AFC Enterprises, Inc. *		2,900	36,975
Ambassadors Group, Inc.*		2,200	63,536
Ameristar Casinos, Inc.*		100	1,945
Aztar Corp.*		4,200	218,232
Bally Total Fitness Holding, Corp.*		600	4,068
Bluegreen Corp.*		100	1,146
Bob Evans Farms, Inc.*		6,200	186,062
Brinker International, Inc.*		2,600	94,380
Buffalo Wild Wings, Inc.*		1,300	49,803
Burger King Holdings, Inc.*		3,400	53,550
CBRL Group, Inc*		3,400	115,328
Choice Hotels International, Inc.*		1,600	96,960
CKE Restaurants, Inc.*		11,800	195,998
Darden Restaurants, Inc.*		2,469	97,279
Denny's Corp.*		13,300	49,077
Domino's Pizza, Inc.*		8,100	200,394
Dover Downs Gaming & Entertainment, Inc.*		4,050	79,542
Ihop Corp.*		4,100	197,128
Isle Capri Casinos, Inc.*		1,800	46,170
Jack In The Box, Inc.*		6,100	239,120
Landry's Restaurants, Inc.*		1,900	61,655
Luby's Cafeterias, Inc.*		3,700	38,591

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Marcus Corp.*		500	$10,440
McCormick & Schmicks Seafood Restaurants, Inc.*		3,200	76,160
Monarch Casino & Resort, Inc.*		1,800	50,616
Morton's Restaurant Group, Inc.*		400	6,128
MTR Gaming Group, Inc.*		1,900	17,822
Multimedia Games, Inc.*		3,900	39,507
O'Charley's, Inc.*		200	3,400
Papa John's International, Inc.*		3,400	112,880
Pinnacle Entertainment, Inc.*		4,300	131,795
Rare Hospitality International, Inc.*		5,800	166,808
Ryan's Restaurant Group, Inc.*		1,000	11,910
Shuffle Master, Inc.*		3,200	104,896
Six Flags, Inc.*		9,400	52,828
Speedway Motorsports, Inc.*		500	18,870
Sunterra Corp.*		3,300	33,792
Tim Hortons, Inc.*	CA	1,400	36,050
Vail Resorts, Inc.*		5,500	204,050
			3,204,891
HOUSEHOLD DURABLES – 1.6%
American Greetings Corp.*		9,600	201,696
Champion Enterprises, Inc.*		9,400	103,776
Ethan Allen Interiors, Inc.*		6,378	233,116
Furniture Brands International, Inc.*		10,300	214,652
Hooker Furniture Corp.*		400	6,708
Interface, Inc.*		5,600	64,120
Kimball International, Inc.		1,200	23,652
La-Z-Boy, Inc.*		11,300	158,200
Leggett & Platt, Inc.		4,600	114,908
Lifetime Brands, Inc.*		400	8,668
National Presto Industries, Inc.*		100	5,228
Palm Harbor Homes, Inc.*		300	5,277
Snap-On, Inc.*		3,100	125,302
Standard-Pacific, Corp.*		2,200	56,540

	Country Code	Shares	Value
Stanley Furniture Co., Inc.*		2,000	$47,940
Tupperware Brands Corp.		300	5,907
			1,375,690
HOUSEHOLD PRODUCTS – 0.1%
Energizer Holdings, Inc.*		1,200	70,284
WD-40 Co.*		700	23,499
			93,783
INDEPENDEDNT POWER PRODUCERS & ENERGY TRADERS – 0.1%
Canadian Hydro Developers, Inc.*	CA	10,800	50,174
INDUSTRIAL CONGLOMERATES – 0.2%
Carlisle Cos., Inc.*		200	15,860
Raven Industries, Inc.		300	9,450
Sequa Corp.*		400	32,600
Teleflex, Inc.*		1,200	64,824
Walter Industries, Inc.*		300	17,295
			140,029
INSURANCE – 4.9%
Affirmative Insurance Holdings, Inc.*		300	4,695
Alfa Corp.*		400	6,624
American Equity Investment Life Holding Co.*		8,200	87,412
American Physicians Capital, Inc.*		1,700	89,403
AmerUs Group Co.*		3,104	181,739
Arch Cap Group, Ltd.*		2,200	130,812
Argonaut Group, Inc.*		6,100	183,244
Assurant, Inc.*		200	9,680
Bristol West Holdings, Inc.*		3,400	54,400
CNA Surety Corp.*		1,500	25,920
Commerce Group, Inc.*		1,000	29,540
Darwin Professional Underwriters, Inc.*		1,500	26,490
Delphi Financial Group*		6,150	223,614
Direct General Corp.*		3,600	60,912
Donegal Group, Inc.*		1,633	31,697
EMC Insurance Group, Inc.*		500	14,380
FBL Financial Group, Inc.*		300	9,720
Fidelity National Title Group, Inc. Class A*		300	5,901
Fpic Insurance Group, Inc.*		2,100	81,375

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Great American Financial Resources, Inc.*		500	$10,465
Hanover Insurance Group, Inc.*		3,200	151,872
Harleysville Group, Inc.*		3,000	95,160
HCC Insurance Holdings, Inc.		1,500	44,160
Horace Mann Educators Corp.*		7,000	118,650
Infinity Property & Casualty Corp.*		5,600	229,600
LandAmerica Financial Group, Inc.*		3,600	232,560
National Western Life Insurance Co.*		100	23,965
Navigators Group, Inc.*		900	39,438
Odyssey Re Holdings Corp.*	CA	1,100	28,985
Ohio Casualty Corp.*		9,600	285,408
Old Republic International Corp.*		4,000	85,480
Phoenix Cos., Inc.		15,600	219,648
Presidential Life Corp.		1,100	27,038
Procentury Corp.*		2,600	35,646
Protective Life Corp.*		1,700	79,254
Reinsurance Group America, Inc.*		1,200	58,980
Republic Cos. Group, Inc.		5,200	92,092
RLI Corp.		3,200	154,176
Safety Insurance Group, Inc.*		2,300	109,365
SeaBright Insurance Holdings, Inc.*		400	6,444
Selective Insurance Group*		5,100	284,937
Stancorp Financial Group, Inc.*		1,800	91,638
State Auto Financial Corp.*		3,200	104,128
Stewart Information Services Corp.*		1,700	61,727
Tower Group, Inc.*		2,200	66,550
United America Indemnity, Ltd.*		500	10,420
United Fire & Casualty Co.*		100	3,013
Unitrin, Inc.*		1,000	43,590
USI Holdings, Corp.*		2,400	32,184
WR Berkley Corp.*		650	22,184
Zenith National Insurance Corp.*		3,600	142,812
			4,249,127

	Country Code	Shares	Value
INTERNET & CATALOG RETAIL – 0.1%
Blue Nile, Inc.*		400	$12,864
FTD Group, Inc.*		400	5,400
PetMed Express, Inc.*		1,800	19,746
Sportsman's Guide, Inc.*		200	6,100
Stamps.com, Inc.*		1,100	30,602
Valuevision Media, Inc.*		600	6,618
			81,330
INTERNET SOFTWARE & SERVICES – 2.3%
24 / 7 Real Media, Inc.*		3,900	34,242
Art Technology Group, Inc.*		6,100	18,178
Chordiant Software, Inc.*		1,000	3,030
Cybersource Corp.*		700	8,190
Digital Insight Corp.*		7,200	246,888
Digital River, Inc.*		6,200	250,418
Earthlink, Inc.*		25,700	222,562
eCollege.com, Inc.*		700	14,798
Infospace, Inc.*		4,300	97,481
Interwoven, Inc.*		2,500	21,450
Ipass, Inc.*		4,200	23,520
j2 Global Communications, Inc.*		5,300	165,466
Knot, Inc.*		1,000	20,930
Open Text Corp.*	CA	2,500	36,100
RealNetworks, Inc.*		19,413	207,719
S1 Corp.*		1,400	6,720
SAVVIS, Inc.*		140	4,145
Sohu.com, Inc.*		600	15,474
SonicWALL, Inc.*		13,900	124,961
TheStreet.com, Inc.*		500	6,410
United Online, Inc.*		16,900	202,800
Vignette Corp.*		2,500	36,450
webMethods, Inc.*		9,700	95,739
Websense, Inc.*		6,600	135,564
			1,999,235
IT SERVICES – 2.2%
Acxiom Corp.		3,100	77,500
BISYS Group, Inc.*		6,600	90,420
CACI International, Inc.*		400	23,332
Ceridian Corp.*		4,757	116,261
Checkfree Corp.*		2,100	104,076
Ciber, Inc.*		1,700	11,203
Convergys Corp.*		6,500	126,750
Covansys Corp.*		1,200	15,084
CSG Systems International, Inc.*		10,200	252,348
Forrester Research, Inc.*		2,600	72,748

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Gartner, Inc. Class A*		4,300	$61,060
Global Payments, Inc.*		2,500	121,375
infoUSA, Inc.*		5,600	57,736
Integral Systems, Inc.*		100	2,683
Keane, Inc.*		1,500	18,750
Lightbridge, Inc.*		1,800	23,310
Mantech International Corp.*		100	3,086
MAXIMUS, Inc.*		2,700	62,505
MoneyGram International, Inc.		3,400	115,430
MPS Group, Inc.*		18,400	277,104
NCI, Inc.*		2,300	30,130
Perot Systems Corp.*		4,500	65,160
Sabre Holdings Corp.*		1,055	23,210
Startek, Inc.*		2,000	29,900
SYKES Enterprises, Inc.*		6,100	98,576
TNS, Inc.*		900	18,621
Tyler Technologies, Inc.*		2,300	25,760
			1,924,118
LEISURE EQUIPMENT & PRODUCTS – 0.3%
Callaway Golf Co.		3,310	42,997
Hasbro, Inc.*		4,300	77,873
Jakks Pacific, Inc.*		3,900	78,351
Marvel Entertainment, Inc.*		3,500	70,000
Steinway Musical Instruments, Inc.*		1,000	24,520
			293,741
LIFE SCIENCES TOOLS & SERVICES – 0.8%
Albany Molecular Research, Inc.*		3,300	35,244
Applera Corp-Applied Biosystems Group		5,232	169,255
Bio-Rad Laboratories, Inc.*		1,100	71,434
Diversa Corp.*		1,500	14,490
Kendle International, Inc.*		1,900	69,787
Luminex Corp.*		2,800	48,692
Molecular Devices Corp.*		1,900	58,064
Parexel International Corp.*		500	14,425
PerkinElmer, Inc.*		3	63
Techne Corp.*		900	45,828
Varian, Inc.*		4,600	190,946
			718,228

	Country Code	Shares	Value
MACHINERY – 4.6%
AGCO Corp.*		5,800	$152,656
Albany International Corp.		6,400	271,296
American Railcar Industries, Inc.		2,600	86,086
American Science & Engineering, Inc.*		300	17,376
Ampco-Pittsburgh Corp.*		600	17,190
Astec Industries, Inc.*		3,600	122,832
Badger Meter, Inc.*		200	5,400
Barnes Group, Inc.*		6,800	135,660
Briggs & Stratton Corp.*		1,000	31,110
Bucyrus International, Inc.*		3,900	196,950
Cascade Corp.		900	35,595
CIRCOR International, Inc.*		900	27,441
Clarcor, Inc.*		1,000	29,790
Columbus Mckinnon Corp.*		2,300	50,002
Crane Co.*		2,700	112,320
Cummins, Inc.*		1,100	134,475
Dynamic Materials Corp.*		2,100	70,833
Federal Signal Corp.		300	4,542
Flow Inernational Corp.*		2,600	36,582
Flowserve Corp.*		5,200	295,880
Graco, Inc.*		500	22,990
Greenbrier Cos., Inc.*		300	9,822
Harsco Corp.*		500	38,980
Kaydon Corp.		6,100	227,591
Lincoln Electric Holdings, Inc.		1,300	81,445
Lindsay Manufacturing Co.*		400	10,848
Manitowoc Co., Inc.*		3,700	164,650
Middleby Corp.*		300	25,968
Miller Industries, Inc.*		1,300	26,910
Mueller Industries, Inc.*		4,400	145,332
NACCO Industries, Inc.*		1,400	192,374
Nordson Corp.*		4,600	226,228
Robbins & Myers, Inc.*		1,000	26,140
SPX Corp.		2,600	145,470
Sun Hydraulics, Inc.		800	16,624
Tennant Co.*		1,200	60,336
Terex Corp.*		100	9,870
Titan International, Inc.		1,900	35,549
Toro Co.		3,100	144,770
Trinity Industries, Inc.*		3,000	121,200
Valmont Industries, Inc.		2,700	125,523
Wabtec Corp.*		7,800	291,720
			3,984,356

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
MARINE – 0.2%
Horizon Lines, Inc.*		1,300	$20,826
Kirby Corp.*		4,200	165,900
			186,726
MEDIA – 0.7%
Catalina Marketing Corp.*		3,700	105,302
Citadel Broadcasting Corp.		100	890
Cox Radio, Inc.*		5,700	82,194
Cumulus Media, Inc.*		2,700	28,809
Emmis Communications Corp.*		1,100	17,204
Entravision Communication Corp.*		1,800	15,426
Harris Interactive, Inc.*		200	1,140
Jon Wiley & Sons, Inc.		1,800	59,760
Knology, Inc.*		500	4,650
Lodgenet Entertainment Corp.*		500	9,325
Meredith Corp.*		300	14,862
Reader's Digest Association, Inc.*		9,300	129,828
Scholastic Corp.*		200	5,194
Sinclair Broadcast Group, Inc.		6,600	56,496
World Wrestling Entertainment, Inc.		6,200	104,718
			635,798
METALS & MINING – 4.3%
AK Steel Holding Corp.*		19,500	269,685
Aleris International, Inc.*		3,400	155,890
AM Castle Co.*		1,900	61,275
AMCOL International Corp.*		1,400	36,890
Amerigo Resources, Ltd.*	CA	20,800	42,719
Brush Engineered Materials, Inc.*		2,100	43,785
Carpenter Technology Corp.*		2,500	288,750
Century Aluminum Co.*		4,870	173,810
Chaparral Steel Co.*		3,700	266,474
Cleveland-Cliffs, Inc.*		1,800	142,722
Commercial Metals Co.*		5,800	149,060
Compass Minerals International, Inc*		500	12,475
Dynatec Corp.*	CA	31,700	38,381
Gibraltar Industries, Inc.		2,300	66,700
Inmet Mining Corp.*	CA	2,900	108,458

	Country Code	Shares	Value
LionOre Mining International, Ltd.*	CA	7,900	$42,936
Metal Management, Inc.*		4,900	150,038
Olympic Steel, Inc.*		1,300	46,007
Quanex Corp.*		7,200	310,104
Reliance Steel & Aluminum Co.*		3,796	314,878
RTI International Metals, Inc.*		400	22,336
Ryerson, Inc.*		4,500	121,500
Schnitzer Steel Industries, Inc.*		4,200	149,016
Steel Dynamics, Inc.		6,290	413,505
Steel Technologies, Inc.*		300	5,832
United States Steel Corp.*		1,000	70,120
Wheeling-Pittsburgh Corp.*		1,000	19,890
Worthington Industries, Inc.*		12,325	258,209
			3,781,445
MULTI UTILITIES – 0.6%
Alliant Energy Corp.*		3,000	102,900
Avista Corp.*		7,800	178,074
Centerpoint Energy, Inc.*		8,000	100,000
CH Energy Group, Inc.*		1,600	76,800
Energy East Corp.*		19	455
OGE Energy Corp.*		2,300	80,569
			538,798
MULTILINE RETAIL – 1.1%
99 Cents Only Stores*		5,270	55,124
Big Lots, Inc.*		16,500	281,820
Bon-Ton Stores, Inc.*		1,800	39,384
Conn's, Inc.*		2,200	58,410
Dillard's, Inc.		5,435	173,105
Dollar Tree Stores, Inc.*		5,100	135,150
Family Dollar Stores, Inc.		4,900	119,707
Fred's , Inc.*		400	5,340
Retail Ventures, Inc.*		3,200	57,024
			925,064
OIL, GAS & CONSUMABLE FUELS – 4.7%
Atlas America, Inc.*		850	38,088
Atlas Energy, Ltd.*	CA	23,300	104,484
Berry Petroleum Co.*		2,200	72,930
Birchcliff Energy, Ltd.*	CA	1,100	5,278
Callon Petroleum Co.*		2,900	56,086

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Capitol Energy Resources, Ltd.*	CA	7,400	$32,454
Celtic Exploration, Ltd.*	CA	2,600	29,778
Chamaelo Exploration, Ltd.*	CA	12,000	54,242
Cimarex Energy Co.*		3,600	154,800
Clear Energy, Inc.*	CA	11,200	35,760
Comstock Resources , Inc.*		8,400	250,824
Crew Energy, Inc.*	CA	800	9,614
Cyries Energy, Inc.*	CA	4,000	37,130
Delphi Energy Corp.*	CA	8,500	32,018
Duvernay Oil Corp.*	CA	1,200	42,178
Edge Petroleum Corp.*		3,000	59,940
Ember Resources, Inc.*	CA	900	2,647
EXCO Resources, Inc.*		1,600	18,240
Explorations Group, Inc.*		3,400	36,244
Find Energy, Ltd.*	CA	6,300	54,073
Foundation Coal Holdings, Inc.*		2,800	131,404
Frontier Oil Corp.		3,800	123,120
Galleon Energy, Inc.*	CA	5,850	113,747
General Maritime Corp.*		2,900	107,184
Harvest Natural Resources, Inc.*		600	8,124
Helix Energy Solutions Group, Inc.*		1,100	44,396
Holly Corp.		3,200	154,240
KCS Energy, Inc.*		7,000	207,900
Mahalo Energy, Ltd.*	CA	6,000	18,511
Midnight Oil Exploration, Ltd.*	CA	15,100	49,430
Mission Oil & Gas, Inc.*	CA	2,300	29,374
OMI Corp.		8,200	177,530
Paramount Resources, Ltd.*	CA	6,500	209,865
Penn Virginia Corp.*		1,300	90,844
Petroquest Energy, Inc.*		7,000	85,960
Pogo Producing Co.*		2,700	124,470
ProEx Energy, Ltd.*	CA	1,900	23,056
ProspEx Resources, Ltd.*	CA	9,800	34,278
Real Resources, Inc.*	CA	1,300	24,088
Remington Oil Gas Corp.*		4,800	211,056
St. Mary Land & Exploration Co.*		2,500	100,625
Stone Energy Corp.*		1,400	65,170
Swift Energy Co.*		5,900	253,287
Tesoro Corp.*		2,100	156,156
Transmontaigne, Inc.*		900	10,089

	Country Code	Shares	Value
TUSK Energy Corp.*	CA	14,900	$46,103
USEC, Inc.*		7,700	91,245
Vaalco Energy, Inc.*		5,400	52,704
W&T Offshore, Inc.*		3,200	124,448
West Energy, Ltd.*	CA	2,400	8,890
Western Refining, Inc.		2,700	58,266
Zenas Energy Corp.*	CA	6,300	19,324
			4,081,692
PAPER & FOREST PRODUCTS – 0.3%
Buckeye Technologies, Inc.*		1,700	12,988
Deltic Timber Corp.*		600	33,822
Glatfelter*		4,300	68,241
Louisiana-Pacific Corp.*		5,469	119,771
MeadWestvaco Corp.*		900	25,137
			259,959
PERSONAL PRODUCTS – 0.2%
Chattem, Inc.*		1,200	36,444
Inter Parfums, Inc.		1,100	18,942
Mannatech, Inc.		2,500	31,525
Nbty, Inc.*		2,800	66,948
Parlux Fragrances, Inc.*		4,000	38,760
			192,619
PHARMACEUTICALS – 1.2%
Alpharma, Inc.*		8,900	213,956
Andrx Corp.*		8,600	199,434
BioMimetic Therapeutics Inc.*		3,500	23,205
Bradley Pharmaceuticals, Inc.*		1,700	17,340
CNS, Inc.*		2,100	51,450
Depomed, Inc.*		2,900	17,023
Durect Corp.*		1,400	5,418
Emisphere Technologies, Inc.*		400	3,412
Endo Pharmaceuticals Holding, Inc.*		4,100	135,218
Hi-Tech Pharmacal Co., Inc.*		1,400	23,198
King Pharmaceuticals, Inc.*		7,731	131,427
Mylan Labs, Inc.		5,600	112,000
New River Pharmaceuticals, Inc.*		1,600	45,600
Pain Therapeutics, Inc.*		2,700	22,545

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Penwest Pharmaceuticals Co.*		400	$8,732
Perrigo Co.*		1,600	25,760
			1,035,718
REITS – 2.4%
Agree Realty Corp.		1,500	50,955
Alexandria Real Estate Equities, Inc.		600	53,208
AMB Property Corp.*		200	10,110
Ashford Hospitality Trust Inc.		400	5,048
Brandywine Realty Trust*		1,700	54,689
CapitalSource, Inc.*		2,100	49,266
CarrAmerica Realty Corp.*		600	26,730
CB Richard Ellis Group, Inc.*		1,800	44,820
CBL & Associates Properties, Inc.		1,100	42,823
Colonial Properties Trust*		1,100	54,340
Corporate Office Properties Trust		1,000	42,080
Crescent Real Estate Equities*		900	16,704
Digital Realty Trust, Inc.*		1,800	44,442
EastGroup Properties, Inc.*		300	14,004
Entertainment Properties Trust		200	8,610
Equity Inns, Inc.		2,800	46,368
Equity Lifestyle Properties, Inc.		100	4,383
Equity One, Inc.*		1,800	37,620
Federal Realty Investment Trust		400	28,000
First Industrial Realty Trust, Inc.		1,200	45,528
Glimcher Realty Trust		900	22,329
Gramercy Capital Corp.		400	10,360
Harborpoint Properties Trust*		1,300	15,028
Health Care Realty Trust, Inc.*		1,000	31,850
Health Care REIT, Inc.*		1,000	34,950
Heritage Property Investment Trust		900	31,428
Highwoods Properties, Inc.*		900	32,562
Inland Real Estate Corp.		600	8,928
Innkeepers USA Trust		1,000	17,280

	Country Code	Shares	Value
Jones Lang LaSalle, Inc.*		1,600	$140,080
Kilroy Realty Corp.		700	50,575
Lexington Corporate Properties Trust*		2,200	47,520
Liberty Property		1,000	44,200
Longview Fibre Co.		2,400	45,816
Mack-Cali Realty Corp.*		500	22,960
Maguire Properties, Inc.		900	31,653
Mid-America Apartment Communities, Inc.*		1,000	55,750
National Retail Properties, Inc.*		1,500	29,925
Nationwide Health Properties, Inc.*		1,200	27,012
Pan Pacific Retail Properties, Inc.*		400	27,748
Pennsylvania Real Estate Investment*		1,000	40,370
Post Properties, Inc.		200	9,068
Ramco-Gershenson Properties Trust		700	18,851
Regency Centers Corp.*		300	18,645
Senior Housing Properties Trust*		1,000	17,910
SL Green Realty Corp.		400	43,788
Sovran Self Storage, Inc.*		500	25,395
Spirit Finance Corp.*		4,000	45,040
Strategic Hotels & Resorts, Inc.		3,800	78,812
Sunstone Hotel Investors, Inc.		500	14,530
Tanger Factory Outlet Centers, Inc.*		1,800	58,266
Trammell Crow Co.*		5,100	179,367
U-Store-It Trust*		900	16,974
United Dominion Realty Trust, Inc.*		700	19,607
Ventas, Inc.*		1,200	40,656
Weingarten Realty Investors*		600	22,968
			2,057,929
ROAD & RAIL – 1.4%
Amerco*		1,000	100,660
Arkansas Best Corp.*		5,800	291,218
Celadon Group, Inc.*		4,725	104,139
Dollar Thrifty Automotive Group*		1,800	81,126
Heartland Express, Inc.		3,666	65,585

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Laidlaw International, Inc.*		4,440	$111,888
Ryder Systems, Inc.*		2,200	128,546
SCS Transportation, Inc.*		2,200	60,566
Swift Transportation Co., Inc.*		7,334	232,928
Universal Truckload Services, Inc.*		400	13,652
US Xpress Enterprises, Inc.*		1,000	27,020
			1,217,328
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.5%
ADE Corp.*		3,300	107,217
Advanced Energy Industries, Inc.*		6,900	91,356
Agere Systems, Inc.*		2,900	42,630
Amkor Technology, Inc.*		6,000	56,760
Anadigics, Inc.*		4,300	28,896
Asyst Technologies, Inc.*		6,700	50,451
Atmel Corp.*		12,200	67,710
Cirrus Logic, Inc.*		11,200	91,168
Conexant Systems, Inc.*		7,179	17,948
Cymer, Inc.*		8,000	371,680
Diodes, Inc.*		400	16,576
Exar Corp.*		678	8,997
Formfactor, Inc.*		2,000	89,260
Intersil Holding Corp.*		5,600	130,200
Intevac, Inc.*		2,500	54,200
Kopin Corp.*		2,600	9,386
Kulicke & Soffa Industries, Inc.*		5,284	39,154
Lam Research Corp.*		3,025	141,025
LSI Logic Corp.*		11,428	102,281
LTX Corp.*		10,129	71,004
Mattson Technology, Inc.*		300	2,931
Micrel, Inc.*		15,200	152,152
Microtune, Inc.*		100	626
MKS Instruments, Inc.*		4,300	86,516
Monolithic Power Systems, Inc.*		1,400	16,562
Netlogic Microsystems, Inc.*		600	19,350
Nvidia Corp.*		5,872	125,015
Omnivision Technologies, Inc.*		10,188	215,171
ON Semiconductor Corp.*		31,391	184,579

	Country Code	Shares	Value
PDF Solutions, Inc.*		1,300	$16,133
Silicon Image, Inc.*		2,900	31,262
Supertex, Inc.*		1,400	55,916
Transmeta Corp.*		3,100	5,022
Trident Microsystems, Inc.*		2,900	55,042
Triquint Semiconductor, Inc.*		15,900	70,914
Ultratech, Inc.*		800	12,592
Veeco Instruments, Inc.*		4,900	116,816
Zoran Corp.*		11,100	270,174
			3,024,672
SOFTWARE – 4.1%
Actuate Corp.*		5,500	22,220
Advent Software, Inc.*		4,300	155,101
Altiris, Inc.*		1,000	18,040
Ansoft Corp.*		4,600	94,208
Aspen Technology, Inc.*		9,300	122,016
BEA Systems, Inc.*		11,900	155,771
Blackbaud, Inc.*		8,500	192,950
BMC Software, Inc.*		5,435	129,896
Cadence Design Systems, Inc.*		5,300	90,895
Catapult Communications Corp.*		500	5,450
Compuware Corp.*		1,200	8,040
Factset Resh Systems, Inc.*		700	33,110
Fair Issac Corp.*		3,000	108,930
Filenet Corp.*		2,000	53,860
Hyperion Solutions Corp.*		400	11,040
Informatica Corp.*		12,100	159,236
Intergraph Corp.*		5,800	182,642
Internet Security Systems, Inc.*		5,500	103,675
Intervoice, Inc.*		1,200	8,544
JDA Software Group, Inc.*		3,300	46,299
Lawson Software, Inc.*		26,200	175,540
Macrovision Corp.*		300	6,456
Magma Design Automation, Inc.*		900	6,615
Manhattan Associates, Inc.*		900	18,261
Mapinfo Corp.*		1,400	18,270
McAfee, Inc.*		1,700	41,259
Mentor Graphics Corp.*		3,900	50,622
Micros Systems, Inc.*		3,300	144,144
MicroStrategy, Inc.*		2,759	269,058
MRO Software, Inc.*		3,800	76,266

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
MSC.Software Corp.*		2,200	$39,380
Net 1 UEPS Technologies, Inc.*		600	16,410
NetIQ Corp.*		1,400	17,066
Open Solutions, Inc.*		500	13,305
Parametric Technology Corp.*		2,400	30,504
Reynolds & Reynolds Co.*		4,800	147,216
SPSS, Inc.*		2,600	83,564
Synopsys, Inc.*		6,770	127,073
TIBCO Software, Inc.*		27,800	195,990
Transaction Systems Architects, Inc.*		7,600	316,844
Ultimate Software Group, Inc.*		1,900	36,404
VA Software Corp.*		7,200	27,936
Verint Systems, Inc.*		100	2,919
			3,563,025
SPECIALTY RETAIL – 6.4%
American Eagle Outfitters, Inc.		2,200	74,888
AnnTaylor Stores Corp.*		3,000	130,140
Asbury Automotive Group, Inc.*		2,000	41,880
Autonation, Inc.*		1,913	41,015
Barnes & Noble, Inc.*		3,601	131,436
Buckle, Inc.*		2,500	104,675
Build A Bear Workshop, Inc.*		200	4,302
Cache, Inc.*		1,100	19,074
Casual Male Retail Group, Inc.*		5,600	56,280
Cato Corp.*		5,100	131,835
Charlotte Russe Holding, Inc.*		3,310	79,241
Charming Shoppes, Inc.*		22,900	257,396
Childrens Place Retail Stores, Inc.*		2,700	162,135
Christopher & Banks Corp.		5,601	162,429
Circuit City Stores, Inc.		5,066	137,897
Claire's Stores, Inc.*		3,110	79,336
CSK Auto Corp.*		400	4,788
DEB Shops, Inc.*		100	2,411
Dick's Sporting Goods, Inc.*		2,500	99,000
Dress Barn, Inc.*		8,700	220,545
Finish Line*		1,376	16,278
GameStop Corp.*		2,400	100,800
Genesco, Inc.*		4,500	152,415

	Country Code	Shares	Value
Group 1 Automotive, Inc.*		4,100	$230,994
Guess, Inc.*		5,900	246,325
Gymboree Corp.*		7,829	272,136
Haverty Furniture Cos., Inc.*		1,000	15,690
Hibbett Sporting Goods, Inc.*		5,100	121,890
Lithia Motors, Inc.*		1,400	42,448
Men's Wearhouse, Inc.*		7,400	224,220
Midas, Inc.*		200	3,680
Monro Muffler Brake, Inc.*		100	3,256
OfficeMax Inc.		1,100	44,825
Pantry, Inc.*		4,800	276,192
Payless Shoesource, Inc.*		12,083	328,295
RadioShack Corp.*		4,200	58,800
Rent-A-Center, Inc.*		6,300	156,618
Ross Stores, Inc.*		2,700	75,735
Select Comfort Corp.*		9,243	212,312
Shoe Carnival, Inc.*		1,900	45,334
Sonic Automotive, Inc.		6,400	141,952
Stage Stores, Inc.*		5,900	194,700
Stein Mart, Inc.*		1,200	17,760
Syms Corp.*		200	3,680
Talbots, Inc.*		5,500	101,475
Too, Inc.*		7,942	304,893
United Auto Group, Inc.*		9,800	209,230
United Retail Group, Inc.*		900	13,959
Wet Seal, Inc.*		9,600	46,848
			5,603,443
TEXTILES, APPAREL & LUXURY GOODS – 1.7%
Brown Shoe, Inc.		5,650	192,552
Cherokee, Inc.*		1,000	41,360
Columbia Sportswear Co.*		1,500	67,890
Deckers Outdoor Corp.*		1,500	57,840
Jones Apparel Group, Inc.*		2,000	63,580
Kellwood Co.*		4,600	134,642
Liz Claiborne, Inc.*		2,900	107,474
Phillips-Van Heusen Corp.*		5,400	206,064
Russell Corp.*		400	7,264
Skechers U.S.A., Inc.*		7,800	188,058
Steven Madden, Ltd.*		4,800	142,176
Stride Rite Corp.*		1,600	21,104
Wolverine World Wide, Inc.		9,300	216,969
			1,446,973

See Notes to Financial Statements.

OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
THRIFTS & MORTGAGE FINANCE – 2.1%
Accredited Home Lenders Holding Co.*		3,900	$186,459
Astoria Financial Corp.*		4,200	127,890
Bank Mutual Corp.*		3,300	40,326
Bankunited Financial Corp.*		5,900	180,068
Citizens First Bancorp, Inc.*		500	13,355
Commercial Capital Bancorp, Inc.*		3,300	51,975
Corus Bankshares, Inc.		4,100	107,338
Downey Financial Corp.*		800	54,280
Federal Agricultural Mortgage Corp.*		1,300	36,010
First Financial Corp.*		500	16,000
First Niagara Financial Group, Inc.*		600	8,412
First Place Financial Corp.*		1,000	23,010
FirstFed Financial Corp.*		2,400	138,408
Fremont General Corp.		400	7,424
ITLA Capital Corp.		200	10,516
KNBT Bancorp, Inc.*		700	11,564
MAF Bancorp, Inc.		2,800	119,952
Ocwen Financial Corp.*		3,300	41,943
PFF Bancorp, Inc.*		2,600	86,216
PMI Group, Inc.		2,800	124,824
Provident Financial Services*		3,900	70,005
Radian Group, Inc.*		2,400	148,272
TierOne Corp.*		2,200	74,294
Triad Guaranty, Inc.*		400	19,552
Webster Financial Corp.*		2,300	109,112
WSFS Financial Corp.*		900	55,305
			1,862,510
TOBACCO – 0.2%
Loews Corp.*		2,300	118,151
Vector Group, Ltd.*		3,500	56,875
			175,026
TRADING COMPANIES & DISTRIBUTORS – 1.4%
Applied Industrial Technologies, Inc.*		9,150	222,437
Bluelinx Holdings, Inc.*		900	11,727

	Country Code	Shares	Value
GATX Corp.*		1,100	$46,750
Interline Brands, Inc.*		5,900	137,942
Kaman Corp.		2,500	45,500
MSC Industrial Direct Co., Inc.*		1,700	80,869
Rush Enterprises, Inc.*		1,600	29,072
UAP Holding Corp.*		11,000	239,910
United Rentals, Inc.*		7,189	229,904
Watsco, Inc.*		1,200	71,784
WESCO International, Inc.*		1,200	82,800
Williams Scotsman International, Inc.*		2,300	50,232
			1,248,927
WIRELESS TELECOMMUNICATIONS SERVICES – 0.3%
@Road, Inc.*		300	1,656
Centennial Communications Corp.*		700	3,640
Leap Wireless International, Inc.*		1,500	71,175
Ubiquitel, Inc.*		14,600	150,964
			227,435
Total Common Stock (cost $83,356,106)			86,466,630
	Principal Amount (000)
SHORT TERM INVESTMENT – 1.5%
REPURCHASE AGREEMENT – 1.5%
State Street Bank and Trust Co. 2.50%, 7/3/06 (collateralized by $1,320,000 United States Treasury Note, 4.375%, 8/15/12, with a value of $1,287,499, total to be received $1,260,263) (cost $1,260,000)		$1,260	1,260,000
TOTAL INVESTMENTS – 100.7% (cost $84,616,106)			87,726,630
Liabilities in excess of other assets – (0.7%)			(589,450)
NET ASSETS – 100.0%			$87,137,180

*  Non-income producing security

**  Amount represents less than .05% of net assets

CA = Canada

(1)  Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 these securities amounted to $37,291, representing 0.04% of net assets.

See Notes to Financial Statements.

SC FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Shares	Value
COMMON STOCK – 97.8%
AEROSPACE & DEFENSE – 0.8%
Ceradyne, Inc.*	450	$22,271
AIRLINES – 3.3%
AMR Corp.*	3,130	79,565
Southwest Airlines Co.	830	13,587
		93,152
BANKS – 1.5%
Bank of America Corp.	500	24,050
Wells Fargo & Co.	260	17,441
		41,491
BEVERAGES – 1.2%
Coca-Cola Enterprises, Inc.	720	14,667
PepsiCo, Inc.	330	19,813
		34,480
BIOTECHNOLOGY – 7.3%
Amgen, Inc.*	90	5,871
Biogen Idec, Inc.*	620	28,725
Genentech, Inc.*	580	47,444
Gilead Sciences, Inc.*	1,360	80,457
United Therapeutics Corp.*	770	44,483
		206,980
CAPITAL MARKETS – 2.6%
Chicago Mercantile Exchange Holdings, Inc.	100	49,115
TD Ameritrade Holding Corp.	1,690	25,029
		74,144
COMMUNICATIONS EQUIPMENT – 1.2%
Motorola, Inc.	400	8,067
QUALCOMM, Inc.	630	25,244
		33,311
COMPUTER & PERIPHERALS – 14.0%
Apple Computer, Inc.*	1,710	97,675
Hewlett-Packard Co.	2,320	73,497
Komag, Inc.*	1,710	78,968
Seagate Technology*	2,890	65,430
Western Digital Corp.*	4,070	80,627
		396,197
DISTRIBUTORS – 1.2%
Building Materials Holding Corp.	1,200	33,444

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
Qwest Communications International, Inc.*	3,050	$24,674
ELECTRICAL EQUIPMENT – 1.0%
Energy Conversion Devices, Inc.*	760	27,687
FOOD & STAPLES RETAILING – 3.4%
CVS Corp.	660	20,262
Wal-Mart Stores, Inc.	960	46,243
Walgreen Co.	680	30,491
		96,996
FOOD PRODUCTS – 2.1%
General Mills, Inc.	880	45,461
Seaboard Corp.	10	12,800
		58,261
HEALTH CARE EQUIPMENT & SUPPLIES – 0.9%
Stryker Corp.	590	24,845
HEALTH CARE PROVIDERS & SERVICES – 6.5%
Aetna, Inc.	2,010	80,259
Cigna Corp.	350	34,479
Humana, Inc.*	310	16,647
UnitedHealth Group, Inc.	1,150	51,497
		182,882
HOTELS, RESTAURANTS & LEISURE – 1.5%
McDonald's Corp.	200	6,720
Penn National Gaming, Inc.*	540	20,941
Pinnacle Entertainment, Inc.*	510	15,632
		43,293
HOUSEHOLD DURABLES – 5.2%
D.R.Horton, Inc.	1,960	46,687
KB Home	640	29,344
Lennar Corp.	760	33,721
Ryland Group, Inc.	870	37,906
		147,658
HOUSEHOLD PRODUCTS – 0.3%
The Procter & Gamble Co.	160	8,896
INDUSTRIAL CONGLOMERATES – 0.6%
General Electric Co.	550	18,128

See Notes to Financial Statements.

SC FI LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Shares	Value
INSURANCE – 2.6%
Fidelity National Financial, Inc.	1,060	$41,287
Prudential Financial, Inc.	190	14,763
The Chubb Corp.	340	16,966
		73,016
INTERNET SOFTWARE & SERVICES – 0.4%
Google, Inc.*	30	12,580
MACHINERY – 7.3%
Caterpillar, Inc.	400	29,792
JLG Industries, Inc.	1,120	25,200
Joy Global, Inc.	1,470	76,572
Manitowoc, Inc.	1,670	74,315
		205,879
METAL & MINING – 3.6%
Allegheny Technologies, Inc.	830	57,469
Titanium Metals Corp.*	1,300	44,694
		102,163
OIL, GAS & CONSUMABLE FUELS – 4.5%
Devon Energy Corp.	400	24,164
EOG Resources, Inc.	500	34,670
Exxon Mobil Corp.	940	57,669
Sunoco, Inc.	130	9,008
Valero Energy Corp.	30	1,995
		127,506
PHARMACEUTICALS – 2.1%
Endo Pharmaceuticals Holding, Inc.*	620	20,448
Johnson & Johnson	630	37,749
		58,197
ROAD & RAIL – 2.1%
Burlington Northern Santa Fe Corp.	320	25,360
CSX Corp.	40	2,818
Norfolk Southern Corp.	560	29,803
		57,981
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.3%
Cymer, Inc.*	1,470	68,296
Marvell Technology Group, Ltd.*	650	28,815
MEMC Electronic Materials, Inc.*	1,300	48,750
NVIDIA Corp.*	2,370	50,457
Sirf Technology Holdings, Inc.*	10	322

	Shares	Value
Texas Instruments, Inc.	260	$7,876
		204,516
SOFTWARE – 2.3%
Autodesk Inc.*	396	13,646
Cerner Corp.*	170	6,309
Microsoft Corp.	1,880	43,804
		63,759
SPECIALTY RETAIL – 5.4%
AnnTaylor Stores Corp.*	500	21,690
Best Buy Co., Inc.	1,270	69,647
Circuit City Stores, Inc.	1,200	32,664
Lowe's Cos., Inc.	480	29,121
		153,122
THRIFTS & MORTGAGE FINANCE – 1.4%
Radian Group, Inc.	640	39,539
TOBACCO – 2.3%
Altria Group, Inc.	870	63,884
UTILITIES – 1.0%
AES Corp.*	300	5,535
TXU Corp.	360	21,524
		27,059
Total Common Stock (cost $2,915,202)		2,757,991
	Principal Amount (000)
SHORT TERM INVESTMENT – 2.4%
REPURCHASE AGREEMENT – 2.4%
State Street Bank and Trust Company 2.50%, 7/3/06 (collateralized by $75,000 Federal Home Loan Bank, 4.375%, 9/17/10, with a value of $72,984, total to be received $68,014) (cost $68,000)	$68	68,000
TOTAL INVESTMENTS – 100.2% (cost $2,983,202)		2,825,991
Liabilities in excess of other assets – (0.2)%		(6,000)
NET ASSETS – 100.0%		$2,819,991

*  Non-income producing security

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
COMMON STOCK – 95.3%
AUTOMOBILES & COMPONENTS – 1.1%
BorgWarner, Inc.		16,500	$1,074,150
BANKS – 1.7%
Golden West Financial Corp.		6,400	474,880
UCBH Holdings, Inc.		23,800	393,652
Webster Financial Corp.		16,100	763,784
			1,632,316
CAPITAL GOODS – 10.3%
Alliant Techsystems, Inc.*		14,800	1,129,980
American Standard Cos., Inc.		33,500	1,449,545
Fastenal Co.		13,600	547,944
Fluor Corp.		14,500	1,347,485
Foster Wheeler, Ltd.*		22,500	972,000
Oshkosh Truck Corp.		14,600	693,792
Paccar, Inc.		14,250	1,173,915
Rockwell Collins, Inc.		27,000	1,508,490
Roper Industries, Inc.		20,000	935,000
			9,758,151
COMMERCIAL SERVICES & SUPPLIES – 6.6%
American Reprographics Co.*		6,600	239,250
Corporate Executive Board Co.		6,900	691,380
Equifax, Inc.		43,100	1,480,054
Manpower, Inc.		22,400	1,447,040
Monster Worldwide, Inc.*		12,300	524,718
Republic Services, Inc.		23,900	964,126
Robert Half International, Inc.		21,100	886,200
			6,232,768
CONSUMER DURABLES & APPAREL – 3.3%
Coach, Inc.*		16,600	496,340
D.R.Horton, Inc.		19,566	466,062
Gildan Activewear, Inc.*		13,000	611,000
Mohawk Industries, Inc.*		6,500	457,275
Newell Rubbermaid, Inc.		43,600	1,126,188
			3,156,865

	Country Code	Shares	Value
CONSUMER SERVICES – 2.3%
Harrah's Entertainment, Inc.		15,000	$1,067,700
Starwood Hotels & Resorts Worldwide, Inc.		18,200	1,098,188
			2,165,888
DIVERSIFIED FINANCIALS – 6.0%
AmeriCredit Corp.*		43,200	1,206,144
Blackrock, Inc. Class A		5,200	723,684
E*Trade Financial Corp.*		40,100	915,082
Hong Kong Exchanges & Clearing, Ltd.	HK	20,000	128,621
State Street Corp.		15,600	906,204
T. Rowe Price Group, Inc.		32,600	1,232,606
TD Ameritrade Holding Corp.*		40,200	595,362
			5,707,703
ENERGY – 9.2%
Cameco Corp.		34,600	1,382,962
Chesapeake Energy Corp.		42,600	1,288,650
CNX Gas Corp.* (1)		11,300	339,000
EOG Resources, Inc.		13,200	915,288
GlobalSantaFe Corp.		27,900	1,611,225
Noble Corp.		17,200	1,280,024
Peabody Energy Corp.		22,000	1,226,500
Southwestern Energy Co.*		21,300	663,708
			8,707,357
FOOD & STAPLES RETAILING – 1.4%
SUPERVALU, Inc.		44,200	1,356,940
HEALTH CARE EQUIPMENT & SERVICES – 5.5%
Coventry Health Care, Inc.*		18,000	988,920
DaVita, Inc.*		16,600	825,020
Edwards Lifesciences Corp.*		11,100	504,273
Lincare Holdings, Inc.*		30,800	1,165,472
Manor Care, Inc.		37,200	1,745,424
			5,229,109
INSURANCE – 4.6%
Ambac Financial Group, Inc.		13,700	1,111,070
Assurant, Inc.		25,200	1,219,680
Conseco, Inc.*		32,100	741,510

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Everest Re Group, Ltd.		6,700	$580,019
UnumProvident Corp.		36,000	652,680
			4,304,959
MATERIALS – 2.6%
Phelps Dodge Corp.		14,700	1,207,752
Rinker Group, Ltd.	AU	64,210	781,146
Rohm & Haas Co.		8,800	441,056
			2,429,954
MEDIA – 3.6%
Cablevision Systems Corp. Class A Group A*		5,900	126,555
EchoStar Communications Corp. Class A*		32,200	992,082
Focus Media Holding, Ltd. ADR*		4,500	293,220
Sirius Satellite Radio, Inc.*		228,200	1,083,950
Univision Communications, Inc. Class A*		26,400	884,400
			3,380,207
PHARMACEUTICALS & BIOTECHNOLOGY – 6.3%
Amylin Pharmaceuticals, Inc.*		11,300	557,881
Barr Pharmaceuticals, Inc.*		18,100	863,189
Cephalon, Inc.*		13,900	835,390
Eisai Co., Ltd.	JP	15,100	679,141
ICOS Corp.*		12,400	272,676
Millennium Pharmaceuticals*		49,900	497,503
Mylan Laboratories, Inc.		30,200	604,000
Shionogi & Co.	JP	51,000	908,606
Vertex Pharmaceuticals, Inc.*		19,600	719,516
			5,937,902
REAL ESTATE – 2.6%
General Growth Properties, Inc.		5,100	229,806
Host Marriott Corp.		62,261	1,361,648
Ventas, Inc.		24,900	843,612
			2,435,066
RETAILING – 5.7%
Abercrombie & Fitch Co. Class A		12,600	698,418

	Country Code	Shares	Value
American Eagle Outfitters, Inc.		20,800	$708,032
Chico's FAS, Inc.*		2,300	62,054
Michaels Stores, Inc.		17,600	725,824
PETsMART, Inc.		37,100	949,760
Saks, Inc.*		30,900	499,653
Tiffany & Co.		30,300	1,000,506
Williams-Sonoma, Inc.		21,000	715,050
			5,359,297
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.1%
Altera Corp.*		67,300	1,181,115
Fairchild Semiconductor International, Inc.*		52,500	953,925
Lam Research Corp.*		8,700	405,594
Linear Technology Corp.		40,600	1,359,694
			3,900,328
SOFTWARE & SERVICES – 8.7%
Activision, Inc.*		87,400	994,612
Alliance Data Systems Corp.*		14,400	847,008
Autodesk, Inc.*		27,000	930,420
Cadence Design Systems, Inc.*		78,800	1,351,420
Cognizant Technology Solutions Corp. Class A*		18,700	1,259,819
Cognos, Inc.*		19,900	566,155
Mercury Interactive Corp.*		17,400	608,478
Red Hat, Inc.*		39,600	926,640
The BISYS Group, Inc.*		52,700	721,990
			8,206,542
TECHNOLOGY HARDWARE & EQUIPMENT – 3.5%
ADTRAN, Inc.		40,700	912,901
Jabil Circuit, Inc.		35,700	913,920
Network Appliance, Inc.*		43,000	1,517,900
			3,344,721
TELECOMMUNICATION SERVICES – 1.6%
American Tower Corp. Class A*		48,700	1,515,544
TRANSPORTATION – 2.7%
AMR Corp.*		19,200	488,064
C. H. Robinson Worldwide, Inc.		18,000	959,400

See Notes to Financial Statements.

BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

	Country Code	Shares	Value
Expeditors International of Washington, Inc.		9,000	$504,090
UTI Worldwide, Inc.		24,000	605,520
			2,557,074
UTILITIES – 1.9%
Northeast Utilities		40,200	830,934
NRG Energy, Inc.*		19,200	925,056
			1,755,990
Total Common Stock (cost $79,537,183)			90,148,831
	Principal Amount (000)
SHORT TERM INVESTMENT – 4.1%
REPURCHASE AGREEMENT – 4.1%
State Street Bank and Trust Company 4.78%, 7/3/06 (collateralized by $4,050,000 Federal Home Loan Bank, 4.375%, 09/17/10, with a value of $3,941,124, total to be received $3,863,538) (cost $3,862,000)		$3,862	3,862,000
TOTAL INVESTMENTS – 99.4% (cost $83,399,183)			94,010,831
Other assets less liabilities – 0.6%			603,760
NET ASSETS – 100.0%			$94,614,591

*  Non-income producing security

ADR = American Depositary Receipt

AU = Australia

HK = Hong Kong

JP = Japan

(1)  Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006 these securities amounted to $339,000, representing 0.36% of net assets.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

See Notes to Financial Statements.

	All Cap Fund	Investment Grade Bond Fund	Money Market Fund	Real Estate Fund	Davis Venture Value Fund	Oppenheimer Main Street Small Cap Fund	FI Large Cap Growth Fund	Blue Chip Mid Cap Fund
ASSETS
Investment in securities, at value	$9,061,673	$53,912,370	$121,418,544	$185,202,058	$54,248,774	$87,726,630	$2,825,991	$94,010,831
Cash	130,421	—	—	—	1,434	306	539	717
Foreign currency, at value	—	—	—	—	—	152	—	3,330
Interest and dividends receivable	10,809	472,308	79,848	618,722	73,973	75,132	1,836	72,304
Receivable for Fund shares sold	46,885	31,843	33,178	362,768	—	15,793	—	300
Receivable for investments sold	—	629,153	—	—	32,764	301,295	37,576	913,722
Receivable due from Adviser	18,976	—	—	—	—	—	23,243	—
Other assets	878	5,323	21,379	13,629	10,388	7,717	164	17,488
Total Assets	9,269,642	55,050,997	121,552,949	186,197,177	54,367,333	88,127,025	2,889,349	95,018,692
LIABILITIES
Payable for investments purchased	—	2,685,253	—	—	27,715	853,211	49,091	62,345
Payable for Fund shares redeemed	4,722	72,560	137,593	37,993	38,131	33,102	—	131,406
Adviser fee payable	—	33,628	65,988	361,544	65,925	43,556	—	164,013
Trustee fees payable	672	672	672	1,252	672	672	672	672
Accrued expenses and other liabilities	28,125	42,520	46,278	101,741	36,751	59,304	19,595	45,665
Total Liabilities	33,519	2,834,633	250,531	502,530	169,194	989,845	69,358	404,101
NET ASSETS	$9,236,123	$52,216,364	$121,302,418	$185,694,647	$54,198,139	$87,137,180	$2,819,991	$94,614,591
COMPOSITION OF NET ASSETS
Paid-in Capital	9,027,819	53,609,582	121,303,775	118,268,812	42,218,576	64,764,927	3,041,854	56,658,413
Accumulated undistributed (distributions in excess of) net investment income	33,251	(9,894)	—	6,281,364	650,005	45,198	1,932	267,906
Accumulated net realized gain (loss) on investments and foreign currency transactions	(7,879)	472,666	(1,357)	19,144,911	(3,005,764)	19,216,702	(66,584)	27,076,944
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	182,932	(1,855,990)	—	41,999,560	14,335,322	3,110,353	(157,211)	10,611,328
	$9,236,123	$52,216,364	$121,302,418	$185,694,647	$54,198,139	$87,137,180	$2,819,991	$94,614,591
Initial Class
Net Assets	5,627,670	45,818,669	120,491,370	111,821,634	54,173,490	87,113,495	—	94,614,591
Share of Beneficial Interest	514,166	4,852,800	120,492,727	5,159,637	4,548,072	5,906,596	—	4,457,658
Net asset value per share	$10.95	$9.44	$1.00	$21.67	$11.91	$14.75	$—	$21.23
Service Class
Net Assets	3,608,453	6,397,695	811,048	73,873,013	24,649	23,685	2,821,149	—
Share of Beneficial Interest	322,971	672,849	811,048	3,211,823	2,070	1,607	304,582	—
Net asset value per share	$11.17	$9.51	$1.00	$23.00	$11.91	$14.74	$9.26	$—
Investments in securities, at cost	$8,878,741	$55,768,360	$121,418,544	$143,202,498	$39,913,497	$84,616,106	$2,983,202	$83,399,183
Foreign currency, at cost	$—	$—	$—	$—	$—	$152	$—	$3,282

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)  Sun Capital Advisers Trust

See Notes to Financial Statements.

	All Cap Fund	Investment Grade Bond Fund	Money Market Fund	Real Estate Fund	Davis Venture Value Fund	Oppenheimer Main Street Small Cap Fund	FI Large Cap Growth Fund*	Blue Chip Mid Cap Fund
INVESTMENT INCOME
Interest	$4,472	$1,474,528	$2,648,281	$85,400	$18,667	$5,782	$785	$52,441
Dividends	66,340	—	—	3,364,578	443,450	398,196	6,119	702,271
Total investment income	70,812	1,474,528	2,648,281	3,449,978	462,117	403,978	6,904	754,712
EXPENSES
Investment advisory fee	28,255	161,391	280,887	817,701	205,854	356,432	3,532	394,010
Distribution fee (Service Class)	2,944	6,522	898	77,609	10	10	1,177	—
Custody and fund accounting	31,304	40,303	37,761	44,663	35,332	149,327	7,642	59,429
Audit	20,230	19,822	16,830	19,193	18,458	18,458	7,843	18,458
Legal	1,289	9,426	18,534	30,054	9,735	15,836	622	17,138
Printing	279	2,679	5,822	15,138	1,617	4,664	249	4,730
Administration	9,966	28,153	50,683	69,092	24,860	38,335	4,980	39,663
Transfer agency	6,375	6,482	6,201	8,546	4,466	4,481	996	4,691
Trustees fees	9,633	9,634	9,633	10,213	9,633	9,633	4,391	9,633
Insurance	572	6,888	1,251	17,525	1,052	10,692	65	2,447
Miscellaneous fees	788	1,671	825	5,991	1,820	4,246	250	2,295
Total expenses	111,635	292,971	429,325	1,115,725	312,837	612,114	31,747	552,494
Less: Reduction of advisory fees	(28,255)	(84,711)	(147,540)	(91,582)	(65,801)	(166,284)	(3,532)	(59,982)
Reimbursement of operating expenses	(44,107)	—	—	—	—	—	(23,243)	—
Net expenses	39,273	208,260	281,785	1,024,143	247,036	445,830	4,972	492,512
Net investment income (loss)	31,539	1,266,268	2,366,496	2,425,835	215,081	(41,852)	1,932	262,200
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from investments and foreign currency transactions	193,872	(47,898)	—	11,608,902	743,170	15,959,348	(66,584)	11,641,613
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	51,621	(1,508,688)	—	10,077,717	681,458	(9,723,216)	(157,211)	(8,925,763)
Net realized and unrealized gain (loss) on investments and foreign currency	245,493	(1,556,586)	—	21,686,619	1,424,628	6,236,132	(223,795)	2,715,850
Net increase (decrease) in net assets from operations	$277,032	$(290,318)	$2,366,496	$24,112,454	$1,639,709	$6,194,280	$(221,863)	$2,978,050

*  For the period May 1, 2006 (commencement of operations) to June 30, 2006.

STATEMENTS OF CHANGES IN NET ASSETS

  Sun Capital Advisers Trust

	All Cap Fund		Investment Grade Bond Fund		Money Market Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$31,539	$8,657	$1,266,268	$2,719,397	$2,366,496	$3,181,996
Net realized gain (loss) from investments and foreign currency transactions	193,872	780,624	(47,898)	545,935	—	—
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	51,621	(910,945)	(1,508,688)	(2,127,925)	—	—
Net increase (decrease) in net assets resulting from operations	277,032	(121,664)	(290,318)	1,137,407	2,366,496	3,181,996
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Initial Class	—	(6,945)	(1,166,161)	(2,621,561)	(2,352,221)	(3,175,767)
Service Class	—	—	(120,117)	(95,679)	(14,275)	(6,229)
Net realized gain on investments
Initial Class	—	(870,808)	—	(539,326)	—	—
Service Class	—	(230,967)	—	(26,024)	—	—
Net decrease in net assets from distributions	—	(1,108,720)	(1,286,278)	(3,282,590)	(2,366,496)	(3,181,996)
SHARE TRANSACTIONS
Net proceeds from sales	2,682,730	1,613,789	4,261,150	9,108,090	42,629,151	46,046,388
Net proceeds from reinvestment of distributions	—	1,108,720	1,286,278	3,282,590	2,366,496	3,181,996
Shares redeemed	(822,546)	(2,552,857)	(8,996,478)	(11,326,637)	(34,632,339)	(59,688,037)
Net increase (decrease) in net assets from share transactions	1,860,184	169,652	(3,449,050)	1,064,043	10,363,308	(10,459,653)
	2,137,216	(1,060,732)	(5,025,646)	(1,081,140)	10,363,308	(10,459,653)
NET ASSETS
Beginning of period	7,098,907	8,159,639	57,242,010	58,323,150	110,939,110	121,398,763
End of period†	$9,236,123	$7,098,907	$52,216,364	$57,242,010	$121,302,418	$110,939,110
SHARES OF BENEFICIAL INTEREST
Shares sold	236,818	134,011	441,377	915,508	42,629,151	46,046,388
Shares issued to shareholders from reinvestment of distributions	—	102,718	134,365	330,946	2,366,496	3,181,996
Shares redeemed	(74,245)	(214,689)	(935,437)	(1,140,853)	(34,632,339)	(59,688,037)
Net increase (decrease)	162,573	22,040	(359,695)	105,601	10,363,308	(10,459,653)
† Includes undistributed net investment income (loss)	$33,251	$1,712	$(9,894)	$10,116	$—	$—

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

  Sun Capital Advisers Trust

	Real Estate Fund		Davis Venture Value Fund		Oppenheimer Main Street Small Cap Fund
	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,425,835	$4,817,451	$215,081	$427,907	$(41,852)	$25,508
Net realized gain (loss) from investments and foreign currency transactions	11,608,902	6,023,698	743,170	1,639,967	15,959,348	3,645,851
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	10,077,717	3,155,872	681,458	2,904,816	(9,723,216)	(241,717)
Net increase (decrease) in net assets resulting from operations	24,112,454	13,997,021	1,639,709	4,972,690	6,194,280	3,429,642
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Initial Class	—	(1,649,860)	—	(375,813)	—	—
Service Class	—	(474,100)	—	—	—	—
Net realized gain on investments
Initial Class	—	(8,876,631)	—	—	—	(11,416,531)
Service Class	—	(3,083,227)	—	—	—	—
Net increase (decrease) in net assets from share transactions	—	(14,083,818)	—	(375,813)	—	(11,416,531)
SHARE TRANSACTIONS
Net proceeds from sales	25,448,303	38,013,393	2,832,038	5,492,029	3,174,224	6,420,151
Net proceeds from reinvestment of distributions	—	14,083,818	—	375,813	—	11,416,531
Shares redeemed	(20,012,063)	(20,055,112)	(4,489,290)	(7,610,726)	(9,180,273)	(11,931,548)
Net increase (decrease) in net assets from share transactions	5,436,240	32,042,099	(1,657,252)	(1,742,884)	(6,006,049)	5,905,134
Total increase (decrease) in net assets	29,548,694	31,955,302	(17,543)	2,853,993	188,231	(2,081,755)
NET ASSETS
Beginning of period	156,145,953	124,190,651	54,215,682	51,361,689	86,948,949	89,030,704
End of period†	$185,694,647	$156,145,953	$54,198,139	$54,215,682	$87,137,180	$86,948,949
SHARES OF BENEFICIAL INTEREST
Shares sold	1,174,183	1,990,343	239,841	513,729	218,115	456,798
Shares issued to shareholders from reinvestment of distributions	—	746,181	—	34,010	—	859,679
Shares redeemed	(950,393)	(1,059,612)	(378,355)	(698,669)	(615,979)	(862,382)
Net increase (decrease)	223,790	1,676,912	(138,514)	(150,930)	(397,864)	454,095
† Includes undistributed net investment income (loss)	$6,281,364	$3,855,530	$650,005	$434,924	$45,198	$87,050

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

  Sun Capital Advisers Trust

	FI Large Cap Growth Fund	Blue Chip Mid Cap Fund
	For the Period May 1, 2006* to June 30, 2006 (Unaudited)	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,932	$262,200	$26,196
Net realized gain (loss) from investments and foreign currency transactions	(66,584)	11,641,613	15,622,443
Net increase (decrease) in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(157,211)	(8,925,763)	(1,693,758)
Net increase (decrease) in net assets resulting from operations	(221,863)	2,978,050	13,954,881
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Initial Class	—	—	(81,022)
Service Class	—	—	—
Net realized gain on investments
Initial Class	—	—	(2,267,288)
Service Class	—	—	—
Net decrease in net assets from distributions	—	—	(2,348,310)
SHARE TRANSACTIONS
Net proceeds from sales	3,041,885	5,434,247	5,212,236
Net proceeds from reinvestment of distributions	—	—	2,348,310
Shares redeemed	(31)	(8,725,846)	(13,847,670)
Net increase (decrease) in net assets from share transactions	3,041,854	(3,291,599)	(6,287,124)
Total increase (decrease) in net assets	2,819,991	(313,549)	5,319,447
NET ASSETS
Beginning of period	—	94,928,140	89,608,693
End of period†	$2,819,991	$94,614,591	$94,928,140
SHARES OF BENEFICIAL INTEREST
Shares sold	304,585	253,284	280,289
Shares issued to shareholders from reinvestment of distributions	—	—	121,800
Shares redeemed	(3)	(402,861)	(737,379)
Net increase (decrease)	304,582	(149,577)	(335,290)
† Includes undistributed net investment income (loss)	$1,932	$267,906	$5,706
* Commencement of operations

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

  Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	All Cap Fund Initial Class Shares					All Cap Fund Service Class Shares
	Six Months Ended June 30, 2006	Year Ended December 31,			For the Period 5/1/2002* to	Six Months Ended June 30, 2006	Year Ended	For the Period 2/1/2004* to
	(Unaudited)	2005	2004	2003	12/31/2002	(Unaudited)	December 31, 2005	12/31/2004
Net Asset Value, Beginning of Period	$10.470	$12.470	$11.450	$7.540	$10.000	$10.700	$12.720	$12.140
Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.046	0.019	0.031	0.040	0.020	0.025	(0.002)	0.004
Net realized and unrealized gain (loss) on investments	0.434	(0.091)	2.249	3.943	(2.462)	0.445	(0.105)	1.583
Total from Investment Operations	0.480	(0.072)	2.280	3.983	(2.442)	0.470	(0.107)	1.587
Less Distributions from:
Net investment income	—	(0.015)	(0.035)	(0.036)	(0.018)	—	—	(0.004)
In excess of net investment income	—	—	—	—	—	—	—	—
Net realized gain on investments	—	(1.913)	(1.225)	(0.037)	—	—	(1.913)	(1.003)
In excess of net realized gain on investments	—	—	—	—	—	—	—	—
Capital	—	—	—	—	—	—	—	—
Total distributions	—	(1.928)	(1.260)	(0.073)	(0.018)	—	(1.913)	(1.007)
Net Asset Value, End of Period	$10.950	$10.470	$12.470	$11.450	$7.540	$11.170	$10.700	$12.720
Total Return(b)	4.58%	(0.72)%	20.39%	52.89%	(24.43)%	4.39%	(0.98)%	13.20%
Ratios and Supplemental Data:
Net Assets, End of Period (000's)	$5,628	$5,505	$7,049	$5,082	$1,780	$3,608	$1,594	$1,111
Ratios to average net assets:
Net expenses(a)(c)(d)	0.90%	0.90%	0.90%	0.90%	0.90%	1.15%	1.15%	1.15%
Gross expenses(a)(d)	2.70%	2.74%	3.42%	5.47%	5.73%	2.92%	3.04%	4.04%
Net investment income (loss)(a)(c)(d)	0.83%	0.15%	0.27%	0.70%	0.41%	0.66%	(0.05)%	0.21%
Portfolio turnover rate	120%	114%	137%	150%	67%	120%	114%	137%

  *  Commencement of operations

  (a)  Annualized for periods of less than one year.

  (b)  Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

  (c)  Such percentages are after advisory fee waivers and expenses reimbursements.

  (d)  Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)

  Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Investment Grade Bond Fund Initial Class Shares						Investment Grade Bond Fund Service Class Shares
	Six Months Ended June 30, 2006	Year Ended December 31,					Six Months Ended June 30, 2006	Year Ended	For the Period 2/1/2004* to
	(Unaudited)	2005	2004	2003	2002	2001	(Unaudited)	December 31, 2005	12/31/2004
Net Asset Value, Beginning of Period	$9.720	$10.090	$10.020	$9.630	$9.680	$9.600	$9.790	$10.160	$10.090
Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.225	0.468	0.485	0.514	0.538	0.601	0.214	0.447	0.424
Net realized and unrealized gain (loss) on investments	(0.276)	(0.274)	0.139	0.393	(0.050)	0.079	(0.276)	(0.274)	0.070
Total from Investment Operations	(0.051)	0.194	0.624	0.907	0.488	0.680	(0.062)	0.173	0.494
Less Distributions from:
Net investment income	(0.229)	(0.468)	(0.485)	(0.517)	(0.538)	(0.600)	(0.218)	(0.447)	(0.424)
In excess of net investment income	—	—	—	—	—	—	—	—	—
Net realized gain on investments	—	(0.096)	(0.069)	—	—	—	—	(0.096)	—
In excess of net realized gain on investments	—	—	—	—	—	—	—	—	—
Capital	—	—	—	—	—	—	—	—	—
Total distributions	(0.229)	(0.564)	(0.554)	(0.517)	(0.538)	(0.600)	(0.218)	(0.543)	(0.424)
Net Asset Value, End of Period	$9.440	$9.720	$10.090	$10.020	$9.630	$9.680	$9.510	$9.790	$10.160
Total Return(b)	(0.53)%	1.96%	6.42%	9.63%	5.23%	7.21%	(0.64)%	1.73%	5.03%
Ratios and Supplemental Data:
Net Assets, End of Period (000's)	$45,819	$53,630	$57,619	$66,335	$67,679	$80,999	$6,398	$3,612	$704
Ratios to average net assets:
Net expenses(a)(c)(d)	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%	1.00%
Gross expenses(a)(d)	1.06%	1.03%	0.98%	0.88%	0.81%	0.95%	1.32%	1.28%	1.26%
Net investment income (loss)(a)(c)(d)	4.73%	4.72%	4.81%	5.22%	5.60%	6.11%	4.53%	4.48%	4.58%
Portfolio turnover rate	27%	55%	66%	57%	144%	92%	27%	55%	66%

  *  Commencement of operations

  (a)  Annualized for periods of less than one year.

  (b)  Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

  (c)  Such percentages are after advisory fee waivers and expenses reimbursements.

  (d)  Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)

  Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Money Market Fund Initial Class Shares						Money Market Fund Service Class Shares
	Six Months Ended June 30, 2006	Year Ended December 31,					Six Months Ended June 30, 2006	For the Period 4/25/2005* to
	(Unaudited)	2005	2004	2003	2002	2001	(Unaudited)	12/31/2005
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.021	0.027	0.007	0.005	0.011	0.035	0.020	0.019
Net realized and unrealized gain (loss) on investments	—	—	—	—	—	—	—	—
Total from Investment Operations	0.021	0.027	0.007	0.005	0.011	0.035	0.020	0.019
Less Distributions from:
Net investment income	(0.021)	(0.027)	(0.007)	(0.005)	(0.011)	(0.035)	(0.020)	(0.019)
In excess of net investment income	—	—	—	—	—	—	—	—
Net realized gain on investments	—	—	—	—	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—	—	—	—
Capital	—	—	—	—	—	—	—	—
Total distributions	(0.021)	(0.027)	(0.007)	(0.005)	(0.011)	(0.035)	(0.020)	(0.019)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(b)	2.10%	2.75%	0.74%	0.55%	1.12%	3.59%	1.98%	1.93%
Ratios and Supplemental Data:
Net Assets, End of Period (000's)	$120,491	$110,430	$121,399	$113,004	$149,363	$116,946	$811	$509
Ratios to average net assets:
Net expenses(a)(c)(d)	0.50%	0.50%	0.65%	0.65%	0.65%	0.65%	0.75%	0.75%
Gross expenses(a)(d)	0.76%	0.77%	0.71%	0.65%	0.65%	0.74%	1.01%	1.02%
Net investment income (loss)(a)(c)(d)	4.21%	2.69%	0.77%	0.56%	1.11%	3.16%	3.97%	2.99%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

  *  Commencement of operations

  (a)  Annualized for periods of less than one year.

  (b)  Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

  (c)  Such percentages are after advisory fee waivers and expenses reimbursements.

  (d)  Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)

  Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Real Estate Fund Initial Class Shares						Real Estate Fund Service Class Shares
	Six Months Ended June 30, 2006	Year Ended December 31,					Six Months Ended June 30, 2006	Year Ended	For the Period 2/1/2004* to
	(Unaudited)	2005	2004	2003	2002	2001	(Unaudited)	December 31, 2005	12/31/2004
Net Asset Value, Beginning of Period	$18.800	$19.010	$15.090	$11.100	$11.850	$11.250	$19.970	$20.080	$15.720
Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.356	0.224	0.581	0.277	0.496	0.629	0.213	0.206	0.302
Net realized and unrealized gain (loss) on investments	2.514	1.591	4.241	3.713	(0.036)	0.772	2.817	1.655	4.058
Total from Investment Operations	2.870	1.815	4.822	3.990	0.460	1.401	3.030	1.861	4.360
Less Distributions from:
Net investment income	—	(0.317)	(0.274)	—	(0.463)	(0.618)	—	(0.263)	—
In excess of net investment income	—	—	—	—	—	—	—	—	—
Net realized gain on investments	—	(1.708)	(0.628)	—	(0.583)	(0.183)	—	(1.708)	—
In excess of net realized gain on investments	—	—	—	—	(0.070)	—	—	—	—
Capital	—	—	—	—	(0.094)	—	—	—	—
Total distributions	—	(2.025)	(0.902)	—	(1.210)	(0.801)	—	(1.971)	—
Net Asset Value, End of Period	$21.670	$18.800	$19.010	$15.090	$11.100	$11.850	$23.000	$19.970	$20.080
Total Return(b)	15.27%	9.67%	33.32%	35.95%	4.04%	12.58%	15.17%	9.37%	27.74%
Ratios and Supplemental Data:
Net Assets, End of Period (000's)	$111,822	$105,368	$102,300	$78,695	$44,310	$25,824	$73,873	$50,778	$21,890
Ratios to average net assets:
Net expenses(a)(c)(d)	1.10%	1.10%	1.23%	1.25%	1.25%	1.25%	1.35%	1.35%	1.50%
Gross expenses(a)(d)	1.20%	1.22%	1.23%	1.26%	1.41%	1.68%	1.46%	1.47%	1.51%
Net investment income (loss)(a)(c)(d)	2.87%	3.55%	3.62%	4.54%	5.51%	5.60%	2.73%	3.56%	3.79%
Portfolio turnover rate	20%	32%	67%	42%	49%	25%	20%	32%	67%

  *  Commencement of operations

  (a)  Annualized for periods of less than one year.

  (b)  Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

  (c)  Such percentages are after advisory fee waivers and expenses reimbursements.

  (d)  Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)

  Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Davis Venture Value Fund Initial Class Shares						Davis Venture Value Fund Service Class Shares
	Six Months Ended June 30, 2006	Year Ended December 31,					For the Period 5/1/2006* to 6/30/2006
	(Unaudited)	2005	2004	2003	2002	2001	(Unaudited)
Net Asset Value, Beginning of Period	$11.560	$10.610	$9.500	$7.320	$8.740	$9.830	$12.080
Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.050	0.087	0.079	0.065	0.054	0.049	0.011
Net realized and unrealized gain (loss) on investments	0.300	0.941	1.097	2.161	(1.474)	(1.092)	(0.181)
Total from Investment Operations	0.350	1.028	1.176	2.226	(1.420)	(1.043)	(0.170)
Less Distributions from:
Net investment income	—	(0.078)	(0.066)	(0.046)	— (e)	(0.047)	—
In excess of net investment income	—	—	—	—	—	—	—
Net realized gain on investments	—	—	—	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—	—	—
Capital	—	—	—	—	—	—	—
Total distributions	—	(0.078)	(0.066)	(0.046)	—	(0.047)	—
Net Asset Value, End of Period	$11.910	$11.560	$10.610	$9.500	$7.320	$8.740	$11.910
Total Return(b)	3.03%	9.73%	12.45%	30.50%	(16.24)%	(10.61)%	(1.41)%
Ratios and Supplemental Data:
Net Assets, End of Period (000's)	$54,173	$54,216	$51,362	$44,215	$32,194	$32,110	$25
Ratios to average net assets:
Net expenses(a)(c)(d)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	1.15%
Gross expenses(a)(d)	1.14%	1.13%	1.16%	1.19%	1.21%	1.28%	1.47%
Net investment income (loss)(a)(c)(d)	0.78%	0.81%	0.83%	0.86%	0.71%	0.51%	0.59%
Portfolio turnover rate	9%	15%	11%	7%	26%	84%	9%

  *  Commencement of operations

  (a)  Annualized for periods of less than one year.

  (b)  Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

  (c)  Such percentages are after advisory fee waivers and expenses reimbursements.

  (d)  Does not include any insurance charges imposed in connection with your variable insurance contract.

  (e)  Amount is less than .001 per share.

FINANCIAL HIGHLIGHTS (Continued)

  Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Oppenheimer Main Street Small Cap Fund Initital Class Shares						Oppenheimer Main Street Small Cap Fund Service Class Shares
	Six Months Ended June 30, 2006	Year Ended December 31,					For the Period 5/1/2006* to 6/30/2006
	(Unaudited)	2005	2004	2003	2002	2001	(Unaudited)
Net Asset Value, Beginning of Period	$13.790	$15.210	$14.070	$9.940	$12.820	$11.930	$15.560
Income (Loss) from Investment Operations:
Net investment income (loss)(d)	(0.006)	0.014	1.229	(0.003)	0.012	(0.005)	(0.002)
Net realized and unrealized gain (loss) on investments	0.966	0.568	1.142	4.139	(2.640)	1.062	(0.818)
Total from Investment Operations	0.960	0.582	2.371	4.136	(2.628)	1.057	(0.820)
Less Distributions from:
Net investment income	—	—	—	(0.006)	—	— (e)	—
In excess of net investment income	—	—	—	—	—	(0.002)	—
Net realized gain on investments	—	(2.002)	(1.231)	—	(0.220)	(0.165)	—
In excess of net realized gain on investments	—	—	—	—	(0.032)	—	—
Capital	—	—	—	—	—	—	—
Total distributions	—	(2.002)	(1.231)	(0.006)	(0.252)	(0.167)	—
Net Asset Value, End of Period	$14.750	$13.790	$15.210	$14.070	$9.940	$12.820	$14.740
Total Return(b)	6.96%	4.33%	18.43%	41.62%	(20.61)%	8.91%	(5.27)%
Ratios and Supplemental Data:
Net Assets, End of Period (000's)	$87,113	$86,949	$89,031	$71,827	$44,282	$22,140	$24
Ratios to average net assets:
Net expenses(a)(c)(d)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.25%
Gross expenses(a)(d)	1.34%	1.10%	1.09%	1.12%	1.34%	2.06%	2.01%
Net investment income (loss)(a)(c)(d)	(0.09)%	0.03%	(0.10)%	0.13%	0.18%	(0.08)%	(0.10)%
Portfolio turnover rate	142%	58%	106%	144%	136%	138%	142%

  *  Commencement of operations

  (a)  Annualized for periods of less than one year.

  (b)  Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

  (c)  Such percentages are after advisory fee waivers and expenses reimbursements.

  (d)  Does not include any insurance charges imposed in connection with your variable insurance contract.

  (e)  Amount is less than .001 per share.

FINANCIAL HIGHLIGHTS (Continued)

  Sun Capital Advisers Trust

Selected data for a share outstanding throughout the period:

FI Large Cap Growth Fund Service Class Shares
For the Period 5/1/2006* to 6/30/2006 (Unaudited)
Net Asset Value, Beginning of Period	$10.000
Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.006
Net realized and unrealized gain (loss) on investments	(0.746)
Total from Investment Operations	(0.740)
Less Distributions from:
Net investment income	—
In excess of net investment income	—
Net realized gain on investments	—
In excess of net realized gain on investments	—
Capital	—
Total distributions	—
Net Asset Value, End of Period	$9.260
Total Return(b)	(7.40)%
Ratios and Supplemental Data:
Net Assets, End of Period (000's)	$2,820
Ratios to average net assets:
Net expenses(a)(c)(d)	1.06%
Gross expenses(a)(d)	6.77%
Net investment income (loss)(a)(c)(d)	0.41%
Portfolio turnover rate	45%

  *  Commencement of operations

  (a)  Annualized for periods of less than one year.

  (b)  Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

  (c)  Such percentages are after advisory fee waivers and expenses reimbursements.

  (d)  Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)

  Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Blue Chip Mid Cap Fund Initial Class Shares
	Six Months Ended	Year Ended December 31,
	June 30, 2006
	(Unaudited)	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.600	$18.130	$15.610	$11.470	$13.480	$13.930
Income (Loss) from Investment Operations:
Net investment income (loss)(d)	0.059	(0.003)	0.022	(0.011)	(0.024)	(0.022)
Net realized and unrealized gain (loss) on investments	0.571	2.979	2.498	4.151	(1.986)	(0.428)
Total from Investment Operations	0.630	2.976	2.520	4.140	(2.010)	(0.450)
Less Distributions from:
Net investment income	—	(0.017)	—	—	—	—
In excess of net investment income	—	—	—	—	—	—
Net realized gain on investments	—	(0.489)	—	—	—	—
In excess of net realized gain on investments	—	—	—	—	—	—
Capital	—	—	—	—	—	—
Total distributions	—	(0.506)	—	—	—	—
Net Asset Value, End of Period	$21.230	$20.600	$18.130	$15.610	$11.470	$13.480
Total Return(b)	3.06%	16.61%	16.14%	36.09%	(14.91)%	(3.23)%
Ratios and Supplemental Data:
Net Assets, End of Period (000's)	$94,615	$94,928	$89,609	$75,669	$53,506	$52,357
Ratios to average net assets:
Net expenses(a)(c)(d)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses(a)(d)	1.12%	1.15%	1.12%	1.14%	1.17%	1.26%
Net investment income (loss)(a)(c)(d)	0.53%	0.03%	0.13%	(0.09)%	(0.21)%	(0.17)%
Portfolio turnover rate	52%	67%	60%	76%	90%	125%

  (a)  Annualized for periods of less than one year.

  (b)  Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

  (c)  Such percentages are after advisory fee waivers and expenses reimbursements.

  (d)  Does not include any insurance charges imposed in connection with your variable insurance contract.

NOTES TO FINANCIAL STATEMENTS (Unaudited)  Sun Capital Advisers Trust

NOTE A — ORGANIZATION

Sun Capital Advisers Trust (the "Trust") is registered under the Investment Company Act of 1940 as amended (the "1940 Act") as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of eight funds (each referred to as a "Fund" collectively as "the Funds"), which are offered only to qualified pension and retirement plans and variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The Funds are the Sun Capital All Cap Fund ("All Cap Fund"), Sun Capital Investment Grade Bond Fund ("Investment Grade Bond Fund"), Sun Capital Money Market Fund ("Money Market Fund"), Sun Capital Real Estate Fund ("Real Estate Fund"), SC Davis Venture Value Fund ("Davis Venture Value Fund"), SC Oppenheimer Main Street Small Cap Fund ("Oppenheimer Main Street Small Cap Fund") (formerly Value Small Cap Fund), SC FI Large Cap Growth Fund ("FI Large Cap Growth Fund"), and the SC Blue Chip Mid Cap Fund ("Blue Chip Mid Cap Fund"). Each of the Funds, other than the Real Estate Fund, is classified as a diversified fund under the 1940 Act. Each Fund offers Initial Class Shares except the FI Large Cap Growth Fund. Each Fund offers Service Class Shares except the Blue Chip Mid Cap Fund. Service Class Shares for Davis Venture Value Fund, Oppenheimer Main Street Small Cap Fund and FI Large Cap Growth Fund commenced operations on May 1, 2006.

NOTE B — SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Valuation of Investments

Securities for which exchange quotations are readily available are valued at the last sales price, or, if no sales occurred on that day, at the mean between the closing bid and asked prices. Certain fixed income securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. Short-term securities maturing in 60 days or less are valued at cost plus earned discount to maturity (amortized cost), which approximates market value. Securities for which current market quotations are not readily available are stated at fair value as determined in good faith under the direction of the Board of Trustees.

In accordance with Rule 2a-7 of the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Investments in investment companies are valued at their net asset value as reported by the investment company.

Investment Transactions and Income

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized using the interest method. Upon notification from issuers some dividend income received from a REIT may be redesignated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

as a reduction of cost of investment and/or realized gain. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial statement and federal income tax purposes.

The Real Estate Fund may have elements of risk due to concentrated investments in specific industries. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Federal Income Taxes

Each Fund is treated as a separate entity for Federal tax purposes. Each Fund intends to elect or has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended ("the Code"). By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax. For the fiscal year ended December 31, 2004, the All Cap Fund, Investment Grade Bond Fund and Real Estate Fund may not have met the net investment income and capital gain distribution requirements of Subchapter M of the Code. The Funds are currently exploring alternatives to resolve this issue. The Adviser has contractually agreed with the Funds to assume all costs and liabilities associated with the resolution of this issue. Accordingly, management believes that any resolution of this matter will ultimately have no net impact on its shareholders.

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements based on an evaluation as to whether the tax positions are "more likely than not" to be sustained by the Internal Revenue Service. At June 30, 2006, Trust management is evaluating whether tax positions taken by the All Cap Fund, Investment Grade Bond Fund and Real Estate Fund regarding the distribution matter described above meet the "more likely than not" standard and assessing the impact, if any, the adoption of FIN 48 will have on each Fund's net assets and results of operations. Management is also evaluating all other tax positions taken by the Trust, though none of these are expected to have a material impact on the Trust's financial statements upon adoption of FIN 48.

A portion of the dividend income recorded by Real Estate Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction to the cost basis of the securities held.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

At December 31, 2005, the following Funds have available for federal income tax purposes capital loss carryovers which can be used to offset certain future realized capital gains.

	Expires December 31,
	2007	2008	2009	2010	2011	2012
Money Market Fund	$1,180	$156	$—	$—	$—	$21
Davis Venture Value Fund	—	—	—	2,491,538	347,308	135,278

Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 2005, the following Funds elected to defer net losses arising between November 1, 2005 and December 31, 2005.

Amount
All Cap Fund	$174,769
Investment Grade Bond Fund	76,814
Real Estate Fund	849,887
Blue Chip Mid Cap Fund	1,019

Dollar Roll Transactions

The Investment Grade Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The Fund will only enter into "covered" rolls. A "covered" roll is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will be substantially similar as to type, coupon and maturity as those sold. The Fund is paid a fee for entering into a dollar roll transaction, that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

The proceeds of the sale will generally be invested in additional instruments for the Fund, and the income from these investments, together with any additional fee income received on the dollar roll transaction, will generally exceed the interest income that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals 102% of the principal amount of the repurchase transaction. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default.

When Issued Securities and Forward Commitments

The Funds may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled for a future time. Settlement dates may be a month or more after entering into these transactions and such transactions may involve a risk of loss if the value of the underlying security declines prior to the settlement date. The price of the underlying

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. This may increase the risk if the other party involved in the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices and yields. In connection with such purchases the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such agreements for the purpose of investment leverage.

Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a particular Fund are allocated evenly among the affected Funds, allocated on the basis of relative net assets, or otherwise allocated among the Funds as the Trustees may direct or approve. Expenses directly attributable to a particular class of a Fund are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

Dividends and Distributions

The Investment Grade Bond Fund and Money Market Fund declare dividends daily from net investment income, if any. Each of the remaining Funds in the Trust distributes net investment income, if any, annually. Each Fund distributes its net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

NOTE C — INVESTMENT ADVISORY AND OTHER RELATED PARTY AGREEMENTS

Investment Advisory Agreement

Sun Capital Advisers LLC (the "Adviser") is the investment adviser to each of the Funds under separate investment advisory agreements with the Trust. The Adviser, at its own cost, has retained Wellington Management Company, LLP, as subadviser for Blue Chip Mid Cap Fund, Davis Advisors, as subadviser for the Davis Venture Value Fund, OppenheimerFunds, Inc., as subadviser for the Oppenheimer Main Street Small Cap Fund and Pyramis Global Advisors, LLC, as subadviser for the FI Large Cap Growth Fund. The Adviser is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada – U.S. Operations Holdings, Inc. ("Sun Life – US Ops Holdco"), a holding company. Sun Life Financial, Inc. ("Sun Life Financial"), a publicly traded holding company, is the ultimate parent of Sun Life – US Ops Holdco and the Adviser.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

As compensation for all services rendered, facilities provided and expenses paid or assumed by the Adviser under the advisory agreement, the Trust pays compensation quarterly to the Adviser at the following annual rates based on the average daily net assets of each Fund taken separately:

	Daily Net Assets	Advisory Fee
All Cap Fund	All	0.70%
Investment Grade Bond Fund	All	0.60%
Money Market Fund	All	0.50%
Real Estate Fund	All	0.95%
Davis Venture Value Fund	$0-$500 million over $500 million	0.75% 0.70%
Oppenheimer Main Street Small Cap Fund	$0-$400 million $400 million-$800 million over $800 million	0.80% 0.75% 0.70%
FI Large Cap Growth Fund	$0-$750 million over $750 million	0.75% 0.70%
Blue Chip Mid Cap Fund	$0-$300 million over $300 million	0.80% 0.75%

Limitations

Through April 30, 2007 the Adviser has contractually agreed to reduce its advisory fee and to reimburse each Fund's other expenses to reduce each Fund's total annual operating expenses to:

	Total Operating Expense
	Initial Class	Service Class
All Cap Fund	0.90%	1.15%
Investment Grade Bond Fund	0.75%	1.00%
Money Market Fund	0.50%	0.75%
Real Estate Fund	1.10%	1.35%
Davis Venture Value Fund	0.90%	1.15%
Oppenheimer Main Street Small Cap Fund	1.00%	1.25%
FI Large Cap Growth Fund	—	1.06%
Blue Chip Mid Cap Fund	1.00%	—

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

For the six months ended June 30, 2006, the Adviser waived all or part of its advisory fee and reimbursed certain operating expenses in the following amounts:

	Fees Waived	Expenses Reimbursed
All Cap Fund	$28,255	$44,107
Investment Grade Bond Fund	84,711	—
Money Market Fund	147,540	—
Real Estate Fund	91,582	—
Davis Venture Value Fund	65,801	—
Oppenheimer Main Street Small Cap Fund	166,284	—
FI Large Cap Growth Fund	3,532	23,243
Blue Chip Mid Cap Fund	59,982	—

To the extent that a Fund's total expense ratio falls below the expense limit stated above in future years, the Adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid by it during the prior two fiscal years. For the prior two years the aggregate amount is $1,707,440.

Distribution and Service Plan

The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class Shares (the "Plan"), pursuant to which distribution and service fees are paid to Clarendon Insurance Agency, Inc. ("Clarendon"), which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). The fees of the Trust payable to Clarendon pursuant of the Plan are accrued daily at a rate with respect to each fund which may not exceed 0.25% of the fund's average daily net assets attributable to Service Class shares regardless of the level of expenses actually incurred by Clarendon and others.

Trustees' Compensation

Trustees' fees are paid by the Trust to each independent trustee of the Trust. The aggregate remuneration paid by the Funds to the independent trustees for the six months ended June 30, 2006 was $61,500. The Trust pays no compensation directly to its Trustees or officers who are affiliated with the Adviser, Sun Life – US Ops Holdco or Sun Life Financial, all of whom receive remuneration for their services to the Trust from the Adviser, Sun Life – US Ops Holdco or Sun Life Financial. Certain officers and Trustees of the Trust are officers and directors of the Adviser, Sun Life – US Ops Holdco or Sun Life Financial.

NOTE D — INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for the six months ended June 30, 2006 were as follows:

	Non- Government Purchases	Government Purchases	Non- Government Sales	Government Sales
All Cap Fund	$10,977,299	$—	$9,284,305	$—
Investment Grade Bond Fund	12,816,806	2,191,777	13,662,646	2,053,145
Real Estate Fund	43,878,441	—	34,023,196	—
Davis Venture Value Fund	5,120,705	—	5,212,704	—
Oppenheimer Main Street Small Cap Fund	126,526,160	—	130,543,425	—
FI Large Cap Growth Fund	3,749,028	—	826,063	—
Blue Chip Mid Cap Fund	43,250,926	—	48,942,526	—

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

Purchases and sales, including maturities, of short-term securities by the Money Market Fund for the six months ended June 30, 2006 were $526,700,642 and $506,562,000, respectively.

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at June 30, 2006 were as follows:

		Gross Unrealized		Net Unrealized Appreciation/
	Identified Cost	Appreciation	(Depreciation)	(Depreciation)
All Cap Fund	$8,878,741	$331,741	$(148,809)	$182,932
Investment Grade Bond Fund	55,768,360	377,288	(2,233,278)	(1,855,990)
Money Market Fund	121,418,544	—	—	—
Real Estate Fund	143,202,498	43,477,847	(1,478,287)	41,999,560
Davis Venture Value Fund	39,913,497	14,899,373	(564,096)	14,335,277
Oppenheimber Main Street Small Cap Fund	84,616,106	7,179,067	(4,068,543)	3,110,524
FI Large Cap Growth Fund	2,983,202	40,482	(197,693)	(157,211)
Blue Chip Mid Cap Fund	83,399,183	14,128,869	(3,517,221)	10,611,648

NOTE E — SHARE TRANSACTIONS

Each of the Funds is authorized to issue an unlimited number of shares without par value. Transactions in classes of each Fund were as follows:

	Initial Class		Service Class
	Six Months Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
ALL CAP FUND (shares)
Shares sold	49,383	49,211	187,435	84,800
Shares issued as reinvestment of distributions	—	81,630	—	21,088
Shares redeemed	(60,894)	(170,355)	(13,351)	(44,334)
Net increase (decrease) in shares outstanding	(11,511)	(39,514)	174,084	61,554
Beginning of period	525,677	565,191	148,887	87,333
End of period	514,166	525,677	322,971	148,887
ALL CAP FUND ($)
Net proceeds from sales	$546,236	$586,192	$2,136,494	$1,027,597
Net proceeds on reinvestment of distributions	—	877,754	—	230,967
Shares redeemed	(673,435)	(2,016,273)	(149,111)	(536,585)
Net increase (decrease) in net assets	$(127,199)	$(552,327)	$1,987,383	$721,979
INVESTMENT GRADE BOND FUND (shares)
Shares sold	116,351	558,468	325,026	357,040
Shares issued as reinvestment of distributions	121,879	318,714	12,486	12,232
Shares redeemed	(901,835)	(1,071,233)	(33,602)	(69,620)
Net increase (decrease) in shares outstanding	(663,605)	(194,051)	303,910	299,652
Beginning of period	5,516,405	5,710,456	368,939	69,287
End of period	4,852,800	5,516,405	672,849	368,939

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

	Initial Class		Service Class
	Six Months Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INVESTMENT GRADE BOND FUND ($)
Net proceeds from sales	$1,112,115	$5,546,130	$3,149,035	$3,561,960
Net proceeds on reinvestment of distributions	1,166,161	3,160,886	120,117	121,704
Shares redeemed	(8,671,440)	(10,638,528)	(325,038)	(688,109)
Net increase (decrease) in net assets	$(6,393,164)	$(1,931,512)	$2,944,114	$2,995,555
MONEY MARKET FUND (shares)
Shares sold	42,320,391	45,515,313	308,760	531,075
Shares issued as reinvestment of distributions	2,352,221	3,175,767	14,275	6,229
Shares redeemed	(34,611,313)	(59,659,773)	(21,026)	(28,264)
Net increase (decrease) in shares outstanding	10,061,299	(10,968,693)	302,009	509,040
Beginning of period	110,431,427	121,400,120	509,040	—
End of period	120,492,726	110,431,427	811,049	509,040
MONEY MARKET FUND ($)
Net proceeds from sales	$42,320,392	$45,515,313	$308,760	$531,075
Net proceeds on reinvestment of distributions	2,352,220	3,175,767	14,275	6,229
Shares redeemed	(34,611,313)	(59,659,773)	(21,026)	(28,264)
Net increase (decrease) in net assets	$10,061,299	$(10,968,693)	$302,009	$509,040
REAL ESTATE FUND (shares)
Shares sold	263,107	593,691	911,076	1,396,652
Shares issued as reinvestment of distributions	—	566,245	—	179,936
Shares redeemed	(708,923)	(935,247)	(241,470)	(124,365)
Net increase (decrease) in shares outstanding	(445,816)	224,689	669,606	1,452,223
Beginning of period	5,605,453	5,380,764	2,542,217	1,089,994
End of period	5,159,637	5,605,453	3,211,823	2,542,217
REAL ESTATE FUND ($)
Net proceeds from sales	$5,360,260	$10,760,213	$20,088,043	$27,253,180
Net proceeds on reinvestment of distributions	—	10,526,491	—	3,557,327
Shares redeemed	(14,725,653)	(17,472,633)	(5,286,410)	(2,582,479)
Net increase (decrease) in net assets	$(9,365,393)	$3,814,071	$14,801,633	$28,228,028

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

	Initial Class		Service Class
	Six Months Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	For the Period 5/1/2006 to 6/30/2006* (Unaudited)	Year Ended December 31, 2005
DAVIS VENTURE VALUE FUND (shares)
Shares sold	237,771	513,729	2,070	—
Shares issued as reinvestment of distributions	—	34,010	—	—
Shares redeemed	(378,355)	(698,669)	—	—
Net increase (decrease) in shares outstanding	(140,584)	(150,930)	2,070	—
Beginning of period	4,688,656	4,839,586	—	—
End of period	4,548,072	4,688,656	2,070
DAVIS VENTURE VALUE FUND ($)
Net proceeds from sales	$2,807,038	$5,492,029	$25,000	$—
Net proceeds on reinvestment of distributions	—	375,813	—	—
Shares redeemed	(4,489,290)	(7,610,726)	—	—
Net increase (decrease) in net assets	$(1,682,252)	$(1,742,884)	$25,000	$—
OPPENHEIMER MAIN STREET SMALL CAP FUND (shares)
Shares sold	216,507	456,798	1,607	—
Shares issued as reinvestment of distributions	—	859,679	—	—
Shares redeemed	(615,979)	(862,381)	—	—
Net increase (decrease) in shares outstanding	(399,472)	454,095	1,607	—
Beginning of period	6,306,067	5,851,972	—	—
End of period	5,906,595	6,306,067	1,607
OPPENHEIMER MAIN STREET SMALL CAP FUND ($)
Net proceeds from sales	$3,149,224	$6,420,151	$25,000	$—
Net proceeds on reinvestment of distributions	—	11,416,531	—	—
Shares redeemed	(9,180,273)	(11,931,548)	—	—
Net increase (decrease) in net assets	$(6,031,049)	$5,905,134	$25,000	$—
FI LARGE CAP GROWTH FUND (shares)
Shares sold			304,585	—
Shares issued as reinvestment of distributions			—	—
Shares redeemed			(3)	—
Net increase (decrease) in shares outstanding			304,582	—
Beginning of period			—	—
End of period			304,582	—
FI LARGE CAP GROWTH FUND ($)
Net proceeds from sales			$3,041,885	$—
Net proceeds on reinvestment of distributions			—	—
Shares redeemed			(31)	—
Net increase (decrease) in net assets			$3,041,854	$—

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)  Sun Capital Advisers Trust

	Initial Class
	Six Months Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005
BLUE CHIP MID CAP FUND (shares)
Shares sold	253,284	280,289
Shares issued as reinvestment of distributions	—	121,800
Shares redeemed	(402,861)	(737,379)
Net increase (decrease) in shares outstanding	(149,577)	(335,290)
Beginning of period	4,607,235	4,942,525
End of period	4,457,658	4,607,235
BLUE CHIP MID CAP FUND ($)
Net proceeds from sales	$5,434,247	$5,212,236
Net proceeds on reinvestment of distributions	—	2,348,310
Shares redeemed	(8,725,846)	(13,847,670)
Net increase (decrease) in net assets	$(3,291,599)	$(6,287,124)

  *  Service Class Shares for the Oppenheimer Main Street Small Cap Fund, Davis Venture Value Fund and FI Large Cap Growth Fund commenced on May 1, 2006.

NOTE F — LINE OF CREDIT

The Trust has entered into a $15 million committed unsecured revolving line of credit (the "Agreement") primarily for temporary or emergency purposes. The Money Market Fund is not a party to this agreement. Interest is charged to each Fund based on its borrowings at an amount above the overnight federal funds rate. In addition, a fee on the daily unused portion of the $15 million committed line is allocated among the participating funds at the end of each quarter. During the six months ended June 30, 2006, the following Funds had borrowings under this Agreement as follows:

	Maximum Loan	Average Daily Amount of Loan	Weighted Average Interest Rate	Total Interest Paid
Real Estate Fund	$1,986,000	$54,975	5.05%	$2,813
Oppenheimer Main Street Small Cap Fund	1,396,000	31,044	5.15%	1,621
Blue Chip Mid Cap Fund	507,000	6,279	4.75%	303

OTHER INFORMATION (Unaudited)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling 1-800-432-1102 x 1687 and (ii) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q will be available (i) on the SEC's website at www.sec.gov; and (ii) available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 800-SEC-0330.

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  Sun Capital Advisers Trust

TRUSTEES AND OFFICERS

Michael P. Castellano, Trustee

Anthony C. Paddock, Trustee

William N. Searcy, Jr., Chairman, Trustee

James M.A. Anderson, President, CEO and Trustee

James F. Alban, Treasurer and CFO

Joseph L. Ciardi, Chief Compliance Officer

Maura A. Murphy, Secretary

INVESTMENT ADVISER

Sun Capital Advisers LLC

One Sun Life Executive Park

Wellesley Hills, MA 02481

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT

State Street Bank & Trust Company

1 Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, MA 02109

This report must be preceded or accompanied by a prospectus for Sun Capital Advisers Trust which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

Not applicable to semi-annual report

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

Included in stockholder report filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented since the registrant’s most recent disclosure to this Item.

Item 11. Controls and Procedures.

(a)                          Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                         There have been no significant changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable to semi-annual report.

(a)(2)                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(3)  Not applicable.

(b)         The certification required by Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*		/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ JAMES M.A. ANDERSON
James M.A. Anderson, President
(Chief Executive Officer)

Date:	August 30, 2006

By (Signature and Title)*		/s/ JAMES F. ALBAN
James F. Alban, Treasurer
(Chief Financial Officer)

Date:	August 30, 2006

* Print name and title of each signing officer under his or her signature.